UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Limited Duration Fund

BBH Core Select

BBH Global Core Select

BBH International Equity Fund

BBH Intermediate Municipal Bond Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2014

BBH Limited Duration Fund

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION
April 30, 2014 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,509,104,420	34.7%
Loan Participations and Assignments	4,979,400	0.1
Commercial Mortgage Backed Securities	304,590,920	7.0
Corporate Bonds	1,102,756,978	25.4
Municipal Bonds	121,778,076	2.8
U.S. Government Agency Obligations	261,353,730	6.0
U.S. Inflation Linked Debt	308,806,506	7.1
Certificates of Deposit	392,750,062	9.0
Commercial Paper	74,990,750	1.7
Time Deposits	140,000,000	3.2
U.S. Treasury Bills	170,496,906	3.9
Liabilities in Excess of Other Assets	(41,079,109)	(0.9)
NET ASSETS	$4,350,528,639	100.0%

All data as of April 30, 2014. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (34.7%)
$17,421,812	Aircraft Lease Securitisation, Ltd.
	2007-1A1,2	05/10/32	0.413%	$16,855,603
35,000,000	Ally Master Owner Trust 2010-2[2]	04/15/17	4.250	36,231,895
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,668,947
1,354,108	AmeriCredit Automobile Receivables
	Trust 2011-4	05/09/16	1.170	1,355,126
7,347,000	AmeriCredit Automobile Receivables
	Trust 2012-2	10/10/17	2.640	7,547,191
12,290,000	AmeriCredit Automobile Receivables
	Trust 2012-3	05/08/18	2.420	12,593,969
11,300,000	AmeriCredit Automobile Receivables
	Trust 2013-3	06/10/19	2.380	11,486,529
3,222,959	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.702	3,226,308
8,110,837	Ascentium Equipment Receivables LLC
	2012-1A2	09/15/19	1.830	8,107,633
20,060,000	Ascentium Equipment Receivables LLC
	2014-1A2	01/10/17	1.040	20,062,166
3,000,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A2	05/20/16	4.640	3,100,761
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A2	03/20/17	3.150	26,244,677
16,944,411	AXIS Equipment Finance
	Receivables II LLC 2013-1A2	03/20/17	1.750	16,952,273
37,684,054	BCC Funding Corp. 2014-1A2	06/20/20	1.794	37,684,054
2,004,949	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	2,007,006
15,175,000	Cabela’s Master Credit Card Trust
	2010-2A1,2	09/17/18	0.852	15,263,774
16,610,000	Cabela’s Master Credit Card Trust
	2012-1A1,2	02/18/20	0.682	16,738,296
4,300,000	Capital Auto Receivables
	Asset Trust 2013-1	10/22/18	1.740	4,305,250
8,030,000	Capital Auto Receivables Asset
	Trust 2013-2	10/22/18	1.960	8,120,723
2,820,000	Capital Auto Receivables Asset
	Trust 2013-2	04/22/19	2.660	2,879,310

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	3

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$13,260,000	Capital Auto Receivables Asset
	Trust 2013-3	10/22/18	2.790%	$13,563,097
3,070,193	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	3,072,293
12,922,520	CCG Receivables Trust 2013-1[2]	08/14/20	1.050	12,952,319
15,287,049	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.402	15,424,235
13,662,252	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.903	13,711,860
13,326,533	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.603	13,347,003
7,009,253	Credit Acceptance Auto Loan
	Trust 2012-1A2	09/16/19	2.200	7,055,079
3,000,000	Credit Acceptance Auto Loan
	Trust 2012-1A2	03/16/20	3.120	3,065,025
8,860,000	Credit Acceptance Auto Loan
	Trust 2012-2A2	03/16/20	1.520	8,906,861
11,950,000	Credit Acceptance Auto Loan
	Trust 2013-1A2	10/15/20	1.210	11,962,906
11,790,000	Credit Acceptance Auto Loan
	Trust 2013-2A2	04/15/21	1.500	11,866,718
7,530,000	Credit Acceptance Auto Loan
	Trust 2013-2A2	10/15/21	2.260	7,602,552
10,040,000	Credit Acceptance Auto Loan
	Trust 2014-1A2	10/15/21	1.550	10,042,450
11,160,000	Credit Acceptance Auto Loan
	Trust 2014-1A2	04/15/22	2.290	11,197,419
11,454,053	Direct Capital Funding V LLC 2013-1[2]	12/20/17	1.673	11,454,053
21,970,000	Direct Capital Funding V LLC 2013-2[2]	08/20/18	1.730	22,049,817
24,170,313	Emerald Aviation Finance, Ltd. 2013-1[2]	10/15/38	4.650	24,412,016
2,223,071	Enterprise Fleet Financing LLC 2011-3[2]	05/20/17	1.620	2,226,514
4,225,950	Enterprise Fleet Financing LLC 2012-1[2]	11/20/17	1.140	4,234,655
4,904,242	Enterprise Fleet Financing LLC 2012-2[2]	04/20/18	0.720	4,906,709
1,654,003	Exeter Automobile Receivables
	Trust 2012-1A2	08/15/16	2.020	1,656,595
4,192,434	Exeter Automobile Receivables
	Trust 2012-2A2	06/15/17	1.300	4,200,450
10,750,939	Exeter Automobile Receivables
	Trust 2013-1A2	10/16/17	1.290	10,769,355

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$18,096,851	Exeter Automobile Receivables
	Trust 2013-2A2	11/15/17	1.490%	$18,167,447
20,394,950	FNA Trust 2013-1A2	01/10/18	1.980	20,356,200
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,572,314
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	4,085,784
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[2]	02/15/17	4.200	31,142,042
15,784,387	FRS LLC 2013-1A2	04/15/43	1.800	15,702,261
17,450,000	GE Dealer Floorplan Master
	Note Trust 2012-2[1]	04/22/19	0.902	17,617,782
29,200,210	Global Container Assets Ltd. 2013-1A2	11/05/28	2.200	29,462,691
22,077,000	Global SC Finance II SRL 2012-1A2	07/19/27	4.110	22,232,113
9,450,000	Hertz Vehicle Financing LLC 2010-1A2	02/25/17	3.740	9,899,451
32,660,000	Hertz Vehicle Financing LLC 2011-1A2	03/25/18	3.290	34,341,696
8,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2012-T2[2]	10/15/45	1.990	8,408,450
10,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T1[2]	01/16/46	1.495	10,341,720
17,090,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T3[2]	05/15/46	1.793	16,823,396
14,550,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T4[2]	08/15/44	1.183	14,557,275
16,430,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T6[2]	09/15/44	1.287	16,439,858
8,499,903	Honda Auto Receivables Owner
	Trust 2012-1	01/15/16	0.770	8,517,379
15,620,000	Huntington Auto Trust 2011-1A2	11/15/16	1.310	15,745,132
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,733,599
9,656,096	Leaf II Receivables Funding LLC 2012-1[2]	10/15/16	1.250	9,659,958
8,510,000	Leaf II Receivables Funding LLC 2013-1[2]	10/15/16	1.330	8,501,490
8,972,000	Leaf II Receivables Funding LLC 2013-1[2]	09/15/21	1.980	8,984,561
4,470,000	M&T Bank Auto Receivables
	Trust 2013-1A2	03/15/19	2.160	4,535,740
4,644,605	MMAF Equipment Finance LLC
	2009-AA2	01/15/30	3.510	4,737,920

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	5

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$14,790,000	MMAF Equipment Finance LLC
	2012-AA2	10/10/18	1.350%	$14,863,018
2,704,467	Motor, Plc. 12A2	02/25/20	1.286	2,709,329
31,790,000	Motor, Plc. 2014-1A1,2	08/25/21	0.645	31,786,360
14,365,293	Nations Equipment Finance Funding I LLC
	2013-1A2	11/20/16	1.697	14,365,293
3,140,000	Nationstar Agency Advance Funding Trust
	2013-T2A2	02/18/48	1.892	3,057,732
35,000,000	Nationstar Mortgage Advance
	Receivables Trust 2013-T3A2	06/20/48	2.438	34,244,000
8,223,558	Navitas Equipment Receivables LLC
	2013-1[2]	11/15/16	1.950	8,227,498
23,422,501	New Mexico State Educational
	Assistance Foundation[1]	01/02/25	0.852	23,031,111
42,570,000	New Residential Advance Receivables
	Trust Advance Receivables Backed
	2014-T2[2]	03/15/47	2.377	42,412,491
9,369,792	New York City Tax Lien 2013-A2	11/10/26	1.190	9,369,792
17,300,000	Nordstrom Private Label Credit Card
	Master Note Trust 2011-1A2	11/15/19	2.280	17,716,134
28,770,000	OneMain Financial Issuance Trust
	2014-1 2014-1A2	06/18/24	2.430	28,769,425
11,180,000	PFS Tax Lien Trust 2014-1[2]	05/15/29	1.440	11,179,441
40,910	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	40,934
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	11,759,694
8,650,000	Santander Drive Auto Receivables
	Trust 2012-3	12/15/16	1.940	8,725,160
12,340,000	Santander Drive Auto Receivables
	Trust 2013-2	03/15/19	1.950	12,476,542
5,990,000	Santander Drive Auto Receivables
	Trust 2013-4	01/15/20	3.250	6,236,105
9,771,496	SMART Trust 2011-1USA[2]	11/14/16	2.520	9,840,766
8,880,000	SMART Trust 2011-4USA[1,2]	08/14/17	1.503	8,903,843

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$13,690,000	SMART Trust 2012-1USA[2]	12/14/17	2.010%	$13,948,741
6,020,000	SMART Trust 2012-2USA[2]	10/14/16	1.590	6,060,145
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,060,675
18,190,000	SMART Trust 2013-2US	01/14/17	0.830	18,230,018
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,611,487
7,130,184	SNAAC Auto Receivables Trust 2013-1A2	07/16/18	1.140	7,139,232
15,780,000	SNAAC Auto Receivables Trust 2014-1A2	09/17/18	1.030	15,784,150
9,900,000	Spirit Master Funding VII LLC 2013-1A2	12/20/43	3.887	9,998,515
53,680,000	Springleaf Funding Trust 2013-AA2	09/15/21	2.580	54,007,502
19,640,000	Springleaf Funding Trust 2014-AA2	12/15/22	2.410	19,608,419
17,845,988	STORE Master Funding LLC 2013-1A2	03/20/43	4.160	17,989,666
12,728,482	STORE Master Funding LLC 2013-2A2	07/20/43	4.370	13,021,247
21,270,358	STORE Master Funding LLC 2013-3A2	11/20/43	4.240	21,541,332
27,847,083	TAL Advantage I LLC 2012-1A2	05/20/27	3.860	27,877,464
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.400	11,601,486
20,507,417	Triton Container Finance LLC 2012-1A2	05/14/27	4.210	20,525,074
16,120,000	Turquoise Card Backed Securities, Plc.
	2011-1A1,2	09/15/16	0.902	16,139,666
33,330,000	Turquoise Card Backed Securities, Plc.
	2012-1A1,2	06/17/19	0.952	33,775,955
10,440,000	Utah State Board of Regents 2011-1[1]	05/01/29	1.088	10,491,782
18,350,000	Volkswagen Credit Auto Master Trust
	2011-1A1,2	09/20/16	0.832	18,390,297
2,588,939	Westlake Automobile Receivables
	Trust 2012-1A2	03/15/16	1.030	2,590,961
15,270,000	Westlake Automobile Receivables
	Trust 2013-1A2	01/15/18	1.120	15,323,338
2,989,309	Wheels SPV LLC 2012-1[2]	03/20/21	1.190	2,994,869
	Total Asset Backed Securities
	(Identified cost $1,497,789,832)			1,509,104,420
	LOAN PARTICIPATIONS AND ASSIGNMENTS (0.1%)
5,000,000	Dell International LLC Term C1	10/29/18	3.750	4,979,400
	Total Loan Participations and Assignments
	(Identified cost $5,000,000)			4,979,400

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED
	SECURITIES (7.0%)
$15,540,000	Aventura Mall Trust 2013-AVM[1,2]	12/05/32	3.743%	$15,777,498
31,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.468	31,189,976
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA[1,2]	08/15/26	1.902	14,894,252
7,510,000	Citigroup Commercial Mortgage
	Trust 2013-SMP[2]	01/12/30	2.435	7,587,759
2,085,000	Citigroup Commercial Mortgage
	Trust 2013-SMP[2]	01/12/30	2.738	2,107,430
25,839,497	Commercial Mortgage Pass Through
	Certificates 2013-GAM[2]	02/10/28	1.705	25,334,903
9,690,000	Commercial Mortgage Pass Through
	Certificates 2013-GAM[1,2]	02/10/28	3.417	9,318,408
12,919,560	Commercial Mortgage Pass Through
	Certificates 2013-SFS[2]	04/12/35	1.873	12,544,854
22,660,000	Commercial Mortgage Pass Through
	Certificates 2014-TWC[1,2]	02/13/32	1.003	22,682,524
17,740,000	GTP Acquisition Partners I LLC[2]	05/15/43	2.364	17,371,522
26,870,855	GTP Cellular Sites LLC[2]	03/15/42	3.721	28,183,040
9,840,000	Hilton USA Trust 2013-HLF[1,2]	11/05/30	1.653	9,852,418
15,070,000	Hilton USA Trust 2013-HLF[1,2]	11/05/30	2.053	15,093,750
5,780,000	JP Morgan Chase Commercial Mortgage
	Securities Corp. 2011-PLSD[2]	11/13/44	3.364	6,046,007
14,860,000	SBA Tower Trust[2]	12/15/42	2.933	15,083,138
40,700,000	SBA Tower Trust[2]	04/15/43	2.240	40,044,120
15,700,000	Unison Ground Lease Funding LLC[2]	04/15/40	5.349	16,961,181
14,500,000	Wells Fargo Commercial Mortgage
	Trust 2014-TISH[1,2]	02/15/27	2.003	14,518,140
	Total Commercial Mortgage
	Backed Securities
	(Identified cost $305,149,034)			304,590,920

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (25.4%)
	AIRLINES (0.2%)
$7,260,000	British Airways, Plc.[2]	12/20/21	5.625%	$7,750,050

	BANKS (4.9%)
16,090,000	ANZ New Zealand Int’l, Ltd.[2]	03/24/16	1.125	16,156,661
7,229,000	Australia & New Zealand
	Banking Group, Ltd.	10/06/17	1.875	7,332,671
21,000,000	Bank of America Corp.	01/15/15	5.000	21,630,000
11,125,000	Bank of Montreal	07/15/16	1.300	11,236,428
9,000,000	Bank of Nova Scotia	07/15/16	1.375	9,114,633
17,800,000	Canadian Imperial Bank of Commerce	07/18/16	1.350	18,041,350
5,511,000	Citigroup, Inc.	05/19/15	4.750	5,744,782
3,200,971	FNBC 1993-A Pass Through Trust	01/05/18	8.080	3,604,665
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,320,000
5,000,000	Goldman Sachs Group, Inc.[1]	07/22/15	0.628	5,000,520
14,345,000	Goldman Sachs Group, Inc.	01/22/18	2.375	14,510,355
9,480,000	ING Bank NV2	09/25/15	2.000	9,635,690
13,465,000	JPMorgan Chase & Co.	07/05/16	3.150	14,078,452
20,765,000	Morgan Stanley	04/28/15	6.000	21,847,272
15,405,000	National Australia Bank, Ltd.	07/25/16	1.300	15,551,024
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,783,071
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,915,723
				215,503,297

	COMMERCIAL SERVICES (1.2%)
6,300,000	Alliance Data Systems Corp.[2]	12/01/17	5.250	6,646,500
5,000,000	Alliance Data Systems Corp.[2]	04/01/20	6.375	5,325,000
21,268,000	Experian Finance, Plc.[2]	06/15/17	2.375	21,588,679
8,755,000	Western Union Co.[1]	08/21/15	1.234	8,803,573
6,155,000	Western Union Co.	12/10/17	2.875	6,312,149
3,250,000	Western Union Co.	08/22/18	3.650	3,363,601
				52,039,502

	COMPUTERS (0.1%)
5,038,000	Dell, Inc.	04/01/16	3.100	5,138,760

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COSMETICS / PERSONAL CARE (0.7%)
$8,175,000	Avon Products, Inc.	03/15/16	2.375%	$8,302,971
19,745,000	Avon Products, Inc.	03/15/20	4.600	20,170,564
				28,473,535

	DIVERSIFIED FINANCIAL SERVICES (4.5%)
3,319,813	5400 Westheimer Court Depositor Corp.[2]	04/11/16	7.500	3,500,086
15,705,543	AA Aircraft Financing 2013-1 LLC[2]	11/01/19	3.596	16,019,654
10,247,387	Ahold Lease Series 2001-A-1 Pass
	Through Trust	01/02/20	7.820	11,477,074
18,603,871	Blue Wing Asset Vehicle[2]	01/11/23	4.500	18,970,974
20,000,000	CIC Central America Card
	Receivables, Ltd.[3]	11/05/20	4.500	20,146,532
10,500,000	CIC Receivables Master Trust[3]	10/07/21	4.890	10,520,650
702,860	Citigroup Capital XIII[1,4]	10/30/40	7.875	19,159,964
28,730,000	Denali Borrower LLC[2]	10/15/20	5.625	29,520,075
17,960,000	Doric Nimrod Air Alpha 2013-1 Pass
	Through Trust[2]	05/30/25	5.250	18,813,100
3,181,843	Doric Nimrod Air Finance Alpha, Ltd.
	2012-1 (Class A) Pass Through Trust[2]	11/30/24	5.125	3,311,328
17,620,000	General Motors Financial Co., Inc.	05/15/16	2.750	17,884,300
6,685,035	LS Power Funding Corp.	12/30/16	8.080	7,202,322
16,349,000	Murray Street Investment Trust I	03/09/17	4.647	17,703,564
				194,229,623
	ELECTRIC (0.7%)
25,715,000	Korea East-West Power Co., Ltd.[2]	11/27/18	2.625	25,741,538
5,580,000	TransAlta Corp.	05/15/18	6.650	6,353,912
				32,095,450
	ENGINEERING & CONSTRUCTION (0.3%)
11,674,800	Odebrecht Offshore Drilling
	Finance, Ltd.[2]	10/01/22	6.750	12,214,760

	FOOD (0.4%)
16,805,000	HJ Heinz Co.[2]	10/15/20	4.250	16,561,328

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-PRODUCTS(0.9%)
$9,445,000	Hospira, Inc.	03/30/17	6.050%	$10,432,824
28,495,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	28,281,288
				38,714,112
	HEALTHCARE-SERVICES(0.5%)
21,145,000	HCA, Inc.	03/15/19	3.750	21,303,587

	INSURANCE (1.7%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	25,255,990
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,211,588
11,050,000	Vitality Re IV, Ltd.[1,2]	01/09/17	2.750	11,327,355
33,100,000	Vitality Re V, Ltd.[1,2]	01/07/20	1.750	33,096,690
				73,891,623
	INTERNET (0.9%)
34,875,000	Expedia, Inc.	08/15/20	5.950	38,675,015

	MEDIA (0.6%)
11,490,000	Gannett Co., Inc.[2]	10/15/19	5.125	11,963,962
14,253,000	NBCUniversal Media LLC	04/30/15	3.650	14,711,548
				26,675,510
	OFFICE / BUSINESS EQUIPMENT (0.5%)
20,835,000	Xerox Corp.	05/15/14	8.250	20,880,170

	OIL & GAS (2.5%)
7,120,000	Korea National Oil Corp.[2]	04/03/17	3.125	7,386,687
16,935,000	Korea National Oil Corp.[2]	01/23/19	2.750	17,046,229
24,709,500	Odebrecht Drilling Norbe VIII/IX, Ltd.[2]	06/30/21	6.350	25,975,862
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	18,255,103
21,825,000	Petrobras Global Finance BV1	01/15/19	2.366	21,683,137
13,000,000	Petroleos Mexicanos	03/15/15	4.875	13,422,500
5,000,000	Plains Exploration & Production Co.	04/01/20	7.625	5,493,750
				109,263,268

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (0.4%)
$18,283,000	Williams Partners LP	02/15/15	3.800%	$18,725,028

	REAL ESTATE (1.2%)
32,965,000	Deutsche Annington Finance BV2	10/02/17	3.200	33,949,829
18,035,000	Prologis International Funding II SA2	02/15/20	4.875	19,180,944
				53,130,773

	REAL ESTATE INVESTMENT TRUSTS (3.2%)
32,277,000	American Tower Corp.	04/01/15	4.625	33,415,926
42,310,000	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC[2]	02/06/17	2.000	42,361,957
19,775,000	Digital Realty Trust LP	07/15/15	4.500	20,439,539
250,000	HCP, Inc.	01/30/18	6.700	291,785
17,375,000	ProLogis LP	08/15/17	4.500	18,818,810
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,163,570
				137,491,587
	Total Corporate Bonds
	(Identified cost $1,084,218,412)			1,102,756,978

	MUNICIPAL BONDS (2.8%)
4,250,000	California Pollution Control Financing
	Authority[1]	11/01/38	0.850	4,250,000
4,250,000	Granite City, Illinois[1]	05/01/27	0.850	4,250,000
4,250,000	King George County Economic
	Development Authority[1]	06/01/23	0.850	4,250,000
1,470,000	Minnesota State Tobacco
	Securitization Authority	03/01/15	3.093	1,498,047
20,940,000	New Jersey State Economic
	Development Authority[5]	02/15/17	2.630	19,898,444
28,005,000	New Jersey State Economic
	Development Authority[5,6]	02/15/18	3.431	25,605,812
7,765,000	New Jersey State Turnpike Authority	01/01/16	4.252	8,022,643
17,300,000	Pennsylvania State Economic
	Development Financing Authority[1]	07/01/41	2.625	17,326,642

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$27,090,000	State of Illinois	03/01/16	4.961%	$28,910,448
7,110,000	State of Illinois	03/01/18	5.200	7,766,040
	Total Municipal Bonds
	(Identified cost $119,240,354)			121,778,076

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (6.0%)
75,000,000	Fannie Mae Discount Notes[5]	06/25/14	0.050	74,994,271
35,000,000	Federal Home Loan Bank
	Discount Notes[5]	05/21/14	0.070	34,998,639
50,000,000	Federal Home Loan Bank
	Discount Notes[5]	05/30/14	0.050	49,997,986
25,000,000	Federal Home Loan Bank
	Discount Notes[5]	07/16/14	0.065	24,997,900
256,341	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[1]	04/01/36	2.410	274,772
128,062	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[1]	12/01/36	2.115	135,178
87,753	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[1]	01/01/37	2.370	94,011
220,386	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[1]	02/01/37	2.454	237,489
21,359,647	Federal National Mortgage
	Association (FNMA)	07/01/35	5.000	23,516,658
1,503,722	Federal National Mortgage
	Association (FNMA)	11/01/35	5.500	1,672,817
132,064	Federal National Mortgage
	Association (FNMA)[1]	07/01/36	2.736	140,835
247,582	Federal National Mortgage
	Association (FNMA)[1]	09/01/36	2.406	264,974
195,907	Federal National Mortgage
	Association (FNMA)[1]	01/01/37	2.513	208,353
1,314,615	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	1,461,738

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$14,185,055	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500%	$15,787,105
6,708,179	Federal National Mortgage
	Association (FNMA)	06/01/40	6.500	7,545,138
25,000,000	Freddie Mac Discount Notes[5]	06/04/14	0.050	24,998,819
26,057	Government National Mortgage
	Association (GNMA)[1]	08/20/29	1.625	27,047
	Total U.S. Government Agency Obligations
	(Identified cost $260,484,524)			261,353,730

	U.S. INFLATION LINKED DEBT (7.1%)
299,426,086	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	308,806,506
	Total U.S. Inflation Linked Debt
	(Identified cost $315,422,658)			308,806,506

	CERTIFICATES OF DEPOSIT (9.0%)
74,000,000	Bank of Nova Scotia	06/17/14	0.150	74,000,000
23,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	05/08/14	0.190	23,000,000
62,850,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	06/17/14	0.190	62,850,000
108,150,000	Credit Suisse	06/24/14	0.170	108,150,000
64,000,000	Standard Chartered Bank	05/15/14	0.180	64,000,000
40,750,000	Svenska Handelsbanken	05/12/14	0.155	40,750,062
20,000,000	Svenska Handelsbanken	05/21/14	0.160	20,000,000
	Total Certificates of Deposit
	(Identified cost $392,750,062)			392,750,062

	COMMERCIAL PAPER (1.7%)
50,000,000	ING US Funding LLC[5]	05/19/14	0.200	49,995,000
25,000,000	ING US Funding LLC[5]	06/04/14	0.180	24,995,750
	Total Commercial Paper
	(Identified cost $74,990,750)			74,990,750

	TIME DEPOSITS (3.2%)
140,000,000	Wells Fargo Bank NA	05/01/14	0.110	140,000,000
	Total Time Deposits
	(Identified cost $140,000,000)			140,000,000

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (3.9%)
$95,500,000	U.S. Treasury Bill[5,6,7]	05/08/14	0.034%	$95,499,360
75,000,000	U.S. Treasury Bill[5,6]	05/29/14	0.042	74,997,546
	Total U.S. Treasury Bills
	(Identified cost $170,496,906)			170,496,906
TOTAL INVESTMENTS (Identified cost $4,365,542,532)[8]			100.9%	$4,391,607,748
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.9)	(41,079,109)
NET ASSETS			100.0%	$4,350,528,639

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2014 coupon or interest rate.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2014 was $1,997,950,471 or 45.9% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[3]	Illiquid security.
[4]	Trust preferred security.
[5]	Coupon represents a yield to maturity.
[6]	Coupon represents a weighted average yield.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $4,365,542,532, the aggregate gross unrealized appreciation is $37,894,124 and the aggregate gross unrealized depreciation is $11,828,908, resulting in net unrealized appreciation of $26,065,216.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	17

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2014
Asset Backed Securities	$—	$1,509,104,420	$—	$1,509,104,420
Loan Participations and
Assignments	—	4,979,400	—	4,979,400
Commercial Mortgage
Backed Securities	—	304,590,920	—	304,590,920
Corporate Bonds	19,159,964	1,083,597,014	—	1,102,756,978
Municipal Bonds	—	121,778,076	—	121,778,076
U.S. Government Agency
Obligations	—	261,353,730	—	261,353,730
U.S. Inflation Linked Debt	—	308,806,506	—	308,806,506
Certificates of Deposit	—	392,750,062	—	392,750,062
Commercial Paper	—	74,990,750	—	74,990,750
Time Deposits	—	140,000,000	—	140,000,000
U.S. Treasury Bills	—	170,496,906	—	170,496,906
Total Investments, at value	$19,159,964	$4,372,447,784	$—	$4,391,607,748
Other Financial Instruments, at value
Financial Futures Contracts	$1,153,373	$—	$—	$1,153,373
Other Financial Instruments,
at value	$1,153,373	$—	$—	$1,153,373

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2014, based on the valuation input levels on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $4,365,542,532)	$4,391,607,748
Cash	16,241,897
Receivables for:
Interest	11,416,063
Shares sold	8,060,870
Investments sold	15,320
Prepaid assets	7,906
Total Assets	4,427,349,804
LIABILITIES:
Payables for:
Investments purchased	71,487,745
Futures variation margin on open contracts	2,766,782
Shares redeemed	1,115,000
Investment advisory and administrative fees	931,878
Shareholder servicing fees	391,956
Custody and fund accounting fees	37,099
Professional fees	19,288
Board of Trustees’ fees	7,571
Transfer agent fees	2,501
Distributor fees	2,283
Accrued expenses and other liabilities	59,062
Total Liabilities	76,821,165

NET ASSETS	$4,350,528,639
Net Assets Consist of:
Paid-in capital	$4,316,292,555
Undistributed net investment income	11,053
Accumulated net realized gain on investments in securities
and futures contracts	7,006,442
Net unrealized appreciation/(depreciation) on investments in
securities and futures contracts	27,218,589
Net Assets	$4,350,528,639
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($2,356,523,738 ÷ 227,457,302 shares outstanding)	$10.36
CLASS I SHARES
($1,994,004,901 ÷ 192,514,465 shares outstanding)	$10.36

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	19

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2014 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$352,269
Interest and other income (net of foreign withholding taxes of $58,154)	35,905,486
Total Income	36,257,755
Expenses:
Investment advisory and administrative fees	5,150,396
Shareholder servicing fees	2,310,264
Custody and fund accounting fees	144,448
Board of Trustees’ fees	48,388
Professional fees	34,651
Distributor fees	25,150
Transfer agent fees	11,899
Miscellaneous expenses	111,333
Total Expenses	7,836,529
Expense offset arrangement	(1,474)
Net Expenses	7,835,055
Net Investment Income	28,422,700
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	6,209,725
Net realized loss on futures contracts	(19,681,205)
Net realized loss on investments in securities and futures contracts	(13,471,480)
Net change in unrealized appreciation/(depreciation) on
investments in securities	8,865,962
Net change in unrealized appreciation/(depreciation) on
futures contracts	21,636,297
Net change in unrealized appreciation/(depreciation) on investments
in securities and futures contracts	30,502,259
Net Realized and Unrealized Gain	17,030,779
Net Increase in Net Assets Resulting from Operations	$45,453,479

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$28,422,700	$52,441,611
Net realized gain (loss) on investments in securities
and futures contracts	(13,471,480)	32,496,632
Net change in unrealized appreciation/(depreciation)
on investments in securities and futures
contracts	30,502,259	(55,176,704)
Net increase in net assets resulting
from operations	45,453,479	29,761,539
Dividends and distributions declared:
From net investment income:
Class N	(15,907,235)	(28,079,044)
Class I	(13,025,849)	(24,177,010)
From net realized gains:
Class N	(7,552,495)	(4,814,319)
Class I	(4,638,860)	(3,217,373)
Total dividends and distributions declared	(41,124,439)	(60,287,746)
Share transactions:
Proceeds from sales of shares	1,688,592,114	2,962,279,559
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	40,713,182	59,349,601
Cost of shares redeemed	(1,000,889,241)	(2,313,993,533)
Net increase in net assets resulting from
share transactions	728,416,055	707,635,627
Total increase in net assets	732,745,095	677,109,420
NET ASSETS:
Beginning of period	3,617,783,544	2,940,674,124
End of period (including undistributed net investment
income of $11,053 and $521,437, respectively)	$4,350,528,639	$3,617,783,544

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	21

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,
		2013	2012	2011	2010	2009
Net asset value, beginning
of period	$10.35	$10.44	$10.34	$10.46	$10.24	$9.31
Income from investment operations:
Net investment income[1]	0.07	0.15	0.18	0.17	0.25	0.30
Net realized and unrealized
gain (loss)	0.04	(0.06)	0.14	(0.12)	0.21	0.96
Total income from investment
operations	0.11	0.09	0.32	0.05	0.46	1.26
Less dividends and distributions:
From net investment income	(0.07)	(0.15)	(0.18)	(0.17)	(0.24)	(0.33)
From net realized gains	(0.03)	(0.03)	(0.04)	—	—	—
Total dividends and
distributions	(0.10)	(0.18)	(0.22)	(0.17)	(0.24)	(0.33)
Short-term redemption fees	—	—	—	0.00 [2]	0.00 [2]	—
Net asset value, end of period	$10.36	$10.35	$10.44	$10.34	$10.46	$10.24
Total return	1.11%	0.82%	3.13%	0.52%	4.58%	13.63%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$2,357	$2,170	$1,776	$1,336	$1,287	$870
Ratio of expenses to average net
assets before reductions	0.48%[3]	0.49%	0.50%	0.49%	0.49%	0.52%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net
assets after reductions	0.48%[3]	0.49%	0.50%	0.49%	0.49%	0.52%
Ratio of net investment income to
average net assets	1.36%[3]	1.44%	1.75%	1.66%	2.38%	2.96%
Portfolio turnover rate	16%	48%	38%	28%	40%	125%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01
[3]	Annualized
[4]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,
		2013	2012	2011	2010	2009
Net asset value, beginning
of period	$10.35	$10.44	$10.34	$10.46	$10.23	$9.31
Income from investment operations:
Net investment income[1]	0.08	0.17	0.20	0.19	0.26	0.31
Net realized and unrealized
gain (loss)	0.04	(0.06)	0.14	(0.12)	0.23	0.95
Total income from investment
operations	0.12	0.11	0.34	0.07	0.49	1.26
Less dividends and distributions:
From net investment income	(0.08)	(0.17)	(0.20)	(0.19)	(0.26)	(0.34)
From net realized gains	(0.03)	(0.03)	(0.04)	—	—	—
Total dividends and
distributions	(0.11)	(0.20)	(0.24)	(0.19)	(0.26)	(0.34)
Short-term redemption fees	—	—	—	0.00 [2]	0.00 [2]	—
Net asset value, end of period	$10.36	$10.35	$10.44	$10.34	$10.46	$10.23
Total return	1.21%	1.01%	3.31%	0.67%	4.83%	13.67%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,994	$1,448	$1,165	$825	$926	$455
Ratio of expenses to average net
assets before reductions	0.28%[3]	0.29%	0.31%	0.33%	0.34%	0.37%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net
assets after reductions	0.28%[3]	0.29%	0.31%	0.33%	0.34%	0.37%
Ratio of net investment income to
average net assets	1.58%[3]	1.63%	1.93%	1.82%	2.52%	3.11%
Portfolio turnover rate	16%	48%	38%	28%	40%	125%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01
[3]	Annualized
[4]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	23

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Future contacts held by the Fund are value daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Interest income is accrued daily. Investment income is recorded net of any
24

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. The following futures contracts were open at April 30, 2014:
Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,920	June 2014	$422,160,000	$422,070,010	$(89,990)
U.S. Treasury 5-Year Notes	6,150	June 2014	734,636,719	736,078,125	1,441,406
U.S. Treasury 10-Year Notes	1,690	June 2014	210,272,969	210,074,926	(198,043)
					$1,153,373

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

For the six months ended April 30, 2014, the average monthly number of open futures contracts was 10,291. The range of monthly notional values was $1,368,223,061 to $1,630,858,004.

FINANCIAL STATEMENT APRIL 30, 2014	25

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2014

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Unrealized	$1,441,406*	Unrealized	$288,033*
	Appreciation on		Depreciation on
	Open Futures		Open Futures
	Contracts		Contracts
Total		$1,441,406		$288,033

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(19,681,205)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$21,636,297

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.
26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
FINANCIAL STATEMENT APRIL 30, 2014	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $23,459,730 and $17,664,709 to Class N shares and Class I shareholders, respectively, during the six months ended April 30, 2014.

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2013:	$58,884,439	$1,403,307	$60,287,746	—	$60,287,746
2012:	46,717,107	8,669,809	55,386,916	—	55,386,916

As of October 31, 2013 and 2012, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$5,511,491	$7,196,390	—	—	$20,482,833	$(3,283,670)	$29,907,044
2012:	7,491,232	1,391,177	—	—	(93,554)	51,644,396	60,433,251

The Fund did not have a net capital loss carryforward as of October 31, 2013.

28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and will retain their character as either short-term or long-term capital losses rather than being considered all short term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
J.	“Disclosures about Offsetting Assets and Liabilities”. The Fund has adopted Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” and ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Management has determined that there is no impact to the financial statements.

3.	Recent Accounting Pronouncements. In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.
FINANCIAL STATEMENT APRIL 30, 2014	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s investment advisory fee is calculated daily and paid monthly at an annual rate equivalent to at 0.30% per annum on the first $1,000,000,000 of net assets and 0.25% per annum on all net assets over $1,000,000,000. For the six months ended April 30, 2014, the Fund incurred $5,150,396 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2014, Class N shares of the Fund incurred $2,310,264 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2014, the Fund incurred $144,448 in custody and fund accounting fees. These fees for the Fund were reduced by $1,474 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2014, was $1,468.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2014, the Fund incurred $48,388 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2014, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $720,481,089 and $520,307,796, respectively.
30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	69,636,866	$721,108,025	147,396,362	$1,531,651,257
Shares issued in connection
with reinvestments of
dividends	2,250,003	23,275,825	3,130,065	32,490,008
Shares redeemed	(54,060,400)	(559,821,945)	(110,929,603)	(1,152,579,545)
Net increase	17,826,469	$184,561,905	39,596,824	$411,561,720
Class I
Shares sold	93,444,979	$967,484,089	137,647,649	$1,430,628,302
Shares issued in connection
with reinvestments of
dividends	1,686,052	17,437,357	2,588,515	26,859,593
Shares redeemed	(42,587,054)	(441,067,296)	(111,889,034)	(1,161,413,988)
Net increase	52,543,977	$543,854,150	28,347,130	$296,073,907

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of

FINANCIAL STATEMENT APRIL 30, 2014	31

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk).

The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since April 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
32

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2014	33

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class N
Actual	$1,000	$1,011	$2.39
Hypothetical[2]	$1,000	$1,022	$2.41

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class I
Actual	$1,000	$1,012	$1.40
Hypothetical[2]	$1,000	$1,023	$1.40

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.48% and 0.28% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
34

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2014 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on December 10, 2013, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including the supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody and fund accounting services to the Fund.

FINANCIAL STATEMENT APRIL 30, 2014	35

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting that the Fund’s investment performance was mixed. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

36

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2013, and for the prior two-year period. The data also included the effect of revenue generated by the custody, fund accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting agent and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENT APRIL 30, 2014	37

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST
April 30, 2014 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

38

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENT APRIL 30, 2014	39

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

40

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005 (800) 575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory
Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2014

BBH Core Select

BBH CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2014 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$248,302,096	4.0%
Communications	857,513,289	13.7
Consumer Cyclical	429,282,766	6.8
Consumer Non-Cyclical	1,389,371,697	22.2
Energy	686,224,794	10.9
Financials	1,303,133,245	20.8
Industrials	155,649,809	2.5
Technology	442,134,140	7.1
Repurchase Agreements	315,500,000	5.0
U.S. Treasury Bills	389,989,860	6.3
Cash and Other Assets in Excess of Liabilities	45,998,811	0.7
NET ASSETS	$6,263,100,507	100.0%

All data as of April 30, 2014. The BBH Core Select Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (88.0%)
	BASIC MATERIALS (4.0%)
1,828,232	Celanese Corp. (Series A)	$112,308,292
1,041,699	Praxair, Inc.	135,993,804
	Total Basic Materials	248,302,096

	COMMUNICATIONS (13.7%)
6,550,911	Comcast Corp. (Class A)	339,075,153
1,329,231	eBay, Inc.[1]	68,894,043
274,892	Google, Inc. (Class A)[1]	147,034,233
274,892	Google, Inc. (Class C)[1]	144,774,621
5,427,916	Liberty Interactive Corp. (Class A)[1]	157,735,239
	Total Communications	857,513,289

	CONSUMER CYCLICAL (6.8%)
2,313,768	Bed, Bath & Beyond, Inc.[1]	143,754,406
2,926,282	Target Corp.	180,697,913
1,315,148	Wal-Mart Stores, Inc.	104,830,447
	Total Consumer Cyclical	429,282,766

	CONSUMER NON-CYCLICAL (22.2%)
2,895,286	Baxter International, Inc.	210,747,868
1,012,225	DENTSPLY International, Inc.	45,175,602
1,296,140	Diageo, Plc. ADR	159,140,069
552,574	Henry Schein, Inc.[1]	63,120,528
929,432	Johnson & Johnson	94,142,167
3,326,620	Nestle SA ADR	256,748,532
3,063,899	Novartis AG ADR	266,375,379
830,261	PepsiCo, Inc.	71,311,117
1,571,975	Unilever NV (NY Shares)	67,311,969
5,132,137	Zoetis, Inc.	155,298,466
	Total Consumer Non-Cyclical	1,389,371,697

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	3

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	ENERGY (10.9%)
2,069,290	EOG Resources, Inc.	$202,790,420
1,563,243	Occidental Petroleum Corp.	149,680,518
1,668,944	Schlumberger, Ltd.	169,481,263
3,430,923	Southwestern Energy Co.[1]	164,272,593
	Total Energy	686,224,794

	FINANCIALS (20.8%)
1,903	Berkshire Hathaway, Inc. (Class A)[1]	367,802,325
2,328,638	Chubb Corp.	214,420,987
6,548,913	Progressive Corp.	158,811,140
7,105,691	US Bancorp	289,770,079
5,486,074	Wells Fargo & Co.	272,328,714
	Total Financials	1,303,133,245

	INDUSTRIALS (2.5%)
3,501,683	Waste Management, Inc.	155,649,809
	Total Industrials	155,649,809

	TECHNOLOGY (7.1%)
5,473,394	Microsoft Corp.	221,125,118
2,807,890	QUALCOMM, Inc.	221,009,022
	Total Technology	442,134,140
	TOTAL COMMON STOCKS (Identified cost $3,998,779,150)	5,511,611,836

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (5.0%)
$315,500,000	National Australia Bank (Agreement dated
	04/30/14 collateralized by U.S. Treasury
	Bond 1.375%, due 12/31/18, valued at
	$321,810,000)	05/01/14	0.030%	$315,500,000
	TOTAL REPURCHASE AGREEMENTS
	(Identified cost $315,500,000)			315,500,000

	U.S. TREASURY BILLS (6.3%)
390,000,000	U.S. Treasury Bill[2,3]	07/03/14	0.027	389,989,860
	TOTAL U.S. TREASURY BILLS
	(Identified cost $389,981,538)			389,989,860
TOTAL INVESTMENTS (Identified cost $4,704,260,688)[4]			99.3%	$6,217,101,696
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.7%	45,998,811
NET ASSETS			100.0%	$6,263,100,507

[1]	Non-income producing security.
[2]	Coupon represents a weighted average yield.
[3]	Coupon represents a yield to maturity.
[4]	The aggregate cost for federal income tax purposes is $4,704,260,688, the aggregate gross unrealized appreciation is $1,512,868,155 and the aggregate gross unrealized depreciation is $27,147, resulting in net unrealized appreciation of $1,512,841,008.

Abbreviations:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	5

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2014
Basic Materials	$248,302,096	$—	$—	$248,302,096
Communications	857,513,289	—	—	857,513,289
Consumer Cyclical	429,282,766	—	—	429,282,766
Consumer Non-Cyclical	1,389,371,697	—	—	1,389,371,697
Energy	686,224,794	—	—	686,224,794
Financials	1,303,133,245	—	—	1,303,133,245
Industrials	155,649,809	—	—	155,649,809
Technology	442,134,140	—	—	442,134,140
Repurchase Agreements	—	315,500,000	—	315,500,000
U.S. Treasury Bills	—	389,989,860	—	389,989,860
Investments, at value	$5,511,611,836	$705,489,860	$—	$6,217,101,696

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2014, based on the valuation input levels on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	7

BBH CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $4,388,760,688)	$5,901,601,696
Repurchase agreements (Identified cost $315,500,000)	315,500,000
Cash	2,654,775
Receivables for:
Investments sold	36,385,667
Dividends	11,778,341
Shares sold	3,552,202
Investment advisory and administrative fees waiver reimbursement	491,393
Interest	263
Prepaid assets	12,074
Total Assets	6,271,976,411
LIABILITIES:
Payables for:
Investment advisory and administrative fees	4,060,747
Shares redeemed	3,089,015
Shareholder servicing fees	1,268,952
Distributors fees	84,951
Transfer agent fees	52,100
Custody and fund accounting fees	47,693
Professional fees	20,024
Board of Trustees’ fees	5,032
Periodic distributions	4,628
Accrued expenses and other liabilities	242,762
Total Liabilities	8,875,904

NET ASSETS	$6,263,100,507
Net Assets Consist of:
Paid-in capital	$4,686,403,381
Undistributed net investment income	24,347,294
Accumulated net realized gain on investments in securities	39,508,824
Net unrealized appreciation/(depreciation) on investments in securities	1,512,841,008
Net Assets	$6,263,100,507
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($5,860,342,307 ÷ 267,195,205 shares outstanding)	$21.93
RETAIL CLASS SHARES
($402,758,200 ÷ 28,179,099 shares outstanding)	$14.29

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
STATEMENT OF OPERATIONS
For the six months ended April 30, 2014 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $2,562,262)	$60,746,787
Interest and other income	124,438
Total Income	60,871,225
Expenses:
Investment advisory and administrative fees	23,934,120
Shareholder servicing fees	7,479,413
Distributors fees	493,544
Transfer agent fees	293,988
Custody and fund accounting fees	175,123
Board of Trustees’ fees	48,291
Professional fees	29,137
Miscellaneous expenses	452,257
Total Expenses	32,905,873
Investment advisory and administrative fees waiver	(2,533,144)
Expense offset arrangement	(1,034)
Net Expenses	30,371,695
Net Investment Income	30,499,530

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	40,559,932
Net change in unrealized appreciation/(depreciation) on
investments in securities	280,689,913
Net Realized and Unrealized Gain	321,249,845
Net Increase in Net Assets Resulting from Operations	$351,749,375

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	9

BBH CORE SELECT
STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$30,499,530	$31,528,037
Net realized gain on investments in securities	40,559,932	123,026,915
Net change in unrealized appreciation/(depreciation)
on investments in securities	280,689,913	889,161,832
Net increase in net assets resulting
from operations	351,749,375	1,043,716,784
Dividends and distributions declared:
From net investment income:
Class N	(27,057,658)	(18,092,926)
Retail Class	(1,711,179)	(1,134,306)
From net realized gains:
Class N	(112,951,216)	(43,389,167)
Retail Class	(10,987,974)	(5,651,933)
Total dividends and distributions declared	(152,708,027)	(68,268,332)
Share transactions:
Proceeds from sales of shares	488,125,992	2,402,011,647
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	118,110,394	52,357,695
Proceeds from short-term redemption fees	12,122	34,753
Cost of shares redeemed	(554,311,693)	(734,404,450)
Net increase in net assets resulting from
share transactions	51,936,815	1,719,999,645
Total increase in net assets	250,978,163	2,695,448,097

NET ASSETS:
Beginning of period	6,012,122,344	3,316,674,247
End of period (including undistributed net investment
income of $24,347,294 and $22,616,601, respectively)	$6,263,100,507	$6,012,122,344

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,
		2013	2012	2011	2010	2009
Net asset value, beginning
of period	$21.21	$17.46	$15.07	$13.91	$11.93	$10.71
Income from investment operations:
Net investment income[1]	0.11	0.13	0.10	0.12	0.07	0.06
Net realized and unrealized gain	1.14	3.95	2.54	1.15	1.96	1.25
Total income from investment
operations	1.25	4.08	2.64	1.27	2.03	1.31
Less dividends and distributions:
From net investment income	(0.10)	(0.10)	(0.07)	(0.07)	(0.05)	(0.02)
From net realized gains	(0.43)	(0.23)	(0.18)	(0.04)	—	(0.07)
Total dividends and
distributions	(0.53)	(0.33)	(0.25)	(0.11)	(0.05)	(0.09)
Short-term redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.93	$21.21	$17.46	$15.07	$13.91	$11.93
Total return	6.05%	23.78%	17.86%	9.19%	17.11%	12.44%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$5,860	$5,645	$3,049	$809	$362	$237
Ratio of expenses to average
net assets before reductions	1.08%[3]	1.09%	1.12%	1.14%	1.18%	1.21%
Fee waiver	0.08%[3,4]	0.09%[4]	0.12%[4]	0.13%[4]	0.06%[4]	—%
Expense offset arrangement	0.00%[3,5]	0.00%[5]	0.00%[5]	0.01%	0.01%	0.02%
Ratio of expenses to average net
assets after reductions	1.00%[3]	1.00%	1.00%	1.00%	1.11%	1.19%
Ratio of net investment income
to average net assets	1.03%[3]	0.65%	0.63%	0.85%	0.55%	0.61%
Portfolio turnover rate	4%	12%	14%	17%	19%	15%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months ended April 30, 2014 and the fiscal years ended October 31, 2013, 2012, 2011 and 2010, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.00%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through May 1, 2015. For the six months ended April 30, 2014 and the fiscal years ended October 31, 2013, 2012, 2011 and 2010, the waived fees were $2,231,108, $3,983,262, $1,853,202, $793,607 and $177,639, respectively.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	11

BBH CORE SELECT
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,		For the period from March 25, 2011 (commencement of operations) to October 31, 2011
		2013	2012
Net asset value, beginning of period	$13.99	$11.61	$10.11	$10.00
Income from investment operations:
Net investment income[1]	0.05	0.06	0.05	0.02
Net realized and unrealized gain	0.75	2.60	1.69	0.09
Total income from investment
operations	0.80	2.66	1.74	0.11
Less dividends and distributions:
From net investment income	(0.07)	(0.05)	(0.06)	—
From net realized gains	(0.43)	(0.23)	(0.18)	—
Total dividends and distributions	(0.50)	(0.28)	(0.24)	—
Short-term redemption fees[2]	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.29	$13.99	$11.61	$10.11
Total return	5.89%	23.42%	17.64%	1.10%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$403	$367	$267	$185
Ratio of expenses to average net assets
before reductions	1.42%[3]	1.42%	1.43%	1.59%[3]
Fee waiver	0.17%[3,4]	0.17%[4]	0.18%[4]	0.33%[3,4]
Expense offset arrangement	0.00%[3,5]	0.00%[5]	0.00%[5]	0.01%[3]
Ratio of expenses to average net assets
after reductions	1.25%[3]	1.25%	1.25%	1.25%[3]
Ratio of net investment income to
average net assets	0.78%[3]	0.44%	0.50%	0.37%[3]
Portfolio turnover rate	4%	12%	14%	17%[6]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months ended April 30, 2014, the fiscal years ended October 31, 2013, 2012 and period ended October 31, 2011, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through May 1, 2015. For the six months ended April 30, 2014, the fiscal years ended October 31, 2013, 2012 and period ended October 31, 2011, the waived fees were $302,036, $568,410, $633,118 and $133,178, respectively.
[5]	Less than 0.01%
[6]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. Effective November 30, 2012, subject to certain exceptions, the Fund closed to new investors. See the Fund’s prospectus for details. As of April 30, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	13

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations.

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BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

During the six months ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $140,008,874 and $12,699,153 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2014.

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2013:	$19,227,232	$49,041,100	$68,268,332	—	$68,268,332
2012:	6,132,108	12,469,117	18,601,225	—	18,601,225

As of October 31, 2013 and 2012, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed Ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$51,311,687	$95,217,318	$146,529,005	—	$(1,024,321)	$1,232,151,095	$1,377,655,779
2012:	10,315,796	49,024,436	59,340,232	—	—	342,867,094	402,207,326

The Fund did not have a net capital loss carryforward at October 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

FINANCIAL STATEMENT APRIL 30, 2014	15

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
H.	“Disclosures about Offsetting Assets and Liabilities”. The Fund has adopted Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” and ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”.

Management has determined that there is no impact to the financial statements.

3.	Recent Accounting Pronouncements. In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the Fund incurred $23,934,120 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail
16

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on May 1, 2015, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2014, the Investment Adviser waived fees in the amount of $2,231,108 and $302,036 for Class N and Retail Class, respectively.

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2014, the Fund incurred shareholder servicing fees in the amount of $7,025,167 and $454,246 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2014, Retail Class shares of the Fund incurred $454,045 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2014, the Fund incurred $175,123 in custody and fund accounting fees. These fees for the Fund were reduced by $1,034 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2014, was $90.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2014, the Fund incurred $48,291 in non-interested Trustee compensation and reimbursements.
FINANCIAL STATEMENT APRIL 30, 2014	17

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

5.	Investment Transactions. For the six months ended April 30, 2014, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $234,455,795 and $266,693,448, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	18,800,448	$401,114,200	120,400,382	$2,246,685,881
Shares issued in connection
with reinvestments of
dividends	5,140,430	106,355,485	2,639,087	45,602,628
Proceeds from short-term
redemption fees	NA	10,706	NA	26,513
Shares redeemed	(22,820,727)	(482,448,185)	(31,580,112)	(607,487,761)
Net increase	1,120,151	$25,032,206	91,459,357	$1,684,827,261
Retail Class
Shares sold	6,202,965	$87,011,792	12,517,484	$155,325,766
Shares issued in connection
with reinvestments
of dividends	870,734	11,754,909	591,512	6,755,067
Proceeds from short-term
redemption fees	NA	1,416	NA	8,240
Shares redeemed	(5,151,723)	(71,863,508)	(9,887,218)	(126,916,689)
Net increase	1,921,976	$26,904,609	3,221,778	$35,172,384

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in

18

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

securities of a small number of issuers (non-diversification risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity markets as a whole (equity securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT APRIL 30, 2014	19

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class N
Actual	$1,000	$1,061	$5.11
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Retail Class
Actual	$1,000	$1,059	$6.38
Hypothetical[2]	$1,000	$1,019	$6.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2014	21

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2014 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on December 10, 2013, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including the supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, fund accounting and shareholder servicing services to the Fund.

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BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting that the Fund has outperformed in the 3, 4, 5, and 10 year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

FINANCIAL STATEMENT APRIL 30, 2014	23

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2013, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH . The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

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CONFLICTS OF INTEREST
April 30, 2014 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENT APRIL 30, 2014	25

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

26

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENT APRIL 30, 2014	27

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

28

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005 (800) 575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory
Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2014

BBH Global Core Select

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2014 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Canada	$9,940,074	6.1%
France	10,421,667	6.3
Germany	10,114,295	6.2
Netherlands	1,804,418	1.1
Norway	5,681,696	3.5
Sweden	3,619,872	2.2
Switzerland	15,778,631	9.6
United Kingdom	15,334,727	9.3
United States	81,041,060	49.4
Repurchase Agreements	10,000,000	6.1
Cash and Other Assets in Excess of Liabilities	289,322	0.2
NET ASSETS	$164,025,762	100.0%

All data as of April 30, 2014. The BBH Global Core Select Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION (continued)
April 30, 2014 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$13,042,096	8.0%
Communications	17,458,810	10.6
Consumer Cyclical	15,828,088	9.7
Consumer Non-Cyclical	45,831,020	27.9
Energy	26,625,660	16.2
Financials	16,590,463	10.1
Technology	18,360,303	11.2
Repurchase Agreements	10,000,000	6.1
Cash and Other Assets in Excess of Liabilities	289,322	0.2
NET ASSETS	$164,025,762	100.0%

All data as of April 30, 2014. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	3

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (93.7%)
	CANADA (6.1%)
	ENERGY
127,800	ARC Resources, Ltd.	$3,794,099
27,600	Vermilion Energy, Inc.	1,837,564
		5,631,663
	FINANCIALS
65,575	Intact Financial Corp.	4,308,411
	Total Canada	9,940,074

	FRANCE (6.3%)
	COMMUNICATIONS
77,700	JCDecaux S.A.	3,186,466

	CONSUMER NON-CYCLICAL
67,125	Sanofi	7,235,201
	Total France	10,421,667

	GERMANY (6.2%)
	BASIC MATERIALS
23,400	Brenntag AG	4,232,580

	ENERGY
63,900	Fuchs Petrolub AG	5,881,715
	Total Germany	10,114,295

	NETHERLANDS (1.1%)
	CONSUMER NON-CYCLICAL
42,100	Unilever NV	1,804,418
	Total Netherlands	1,804,418

	NORWAY (3.5%)
	ENERGY
164,600	TGS Nopec Geophysical Co. ASA	5,681,696
	Total Norway	5,681,696

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWEDEN (2.2%)
	FINANCIALS
71,900	Svenska Handelsbanken AB (Class A)	$3,619,872
	Total Sweden	3,619,872

	SWITZERLAND (9.6%)
	CONSUMER NON-CYCLICAL
111,425	Nestle SA	8,618,589
82,375	Novartis AG	7,160,042
	Total Switzerland	15,778,631

	UNITED KINGDOM (9.3%)
	COMMUNICATIONS
203,300	Pearson, Plc.	3,810,024

	CONSUMER NON-CYCLICAL
121,200	Diageo, Plc.	3,715,122
34,000	Reckitt Benckiser Group, Plc.	2,748,587
1,020,750	Tesco, Plc.	5,060,994
		11,524,703
	Total United Kingdom	15,334,727

	UNITED STATES (49.4%)
	BASIC MATERIALS
57,550	Celanese Corp. (Series A)	3,535,296
40,400	Praxair, Inc.	5,274,220
		8,809,516

	COMMUNICATIONS
6,155	Google, Inc. (Class A)[1]	3,292,187
6,155	Google, Inc. (Class C)[1]	3,241,592
83,675	Nielsen Holdings NV	3,928,541
		10,462,320

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	5

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED STATES (continued)
	CONSUMER CYCLICAL
78,750	Bed, Bath & Beyond, Inc.[1]	$4,892,737
121,300	Sally Beauty Holdings, Inc.[1]	3,324,833
62,900	Target Corp.	3,884,075
46,750	Wal-Mart Stores, Inc.	3,726,443
		15,828,088

	CONSUMER NON-CYCLICAL
51,100	Baxter International, Inc.	3,719,569
18,675	PepsiCo, Inc.	1,603,996
137,624	Zoetis, Inc.	4,164,502
		9,488,067

	ENERGY
50,925	Occidental Petroleum Corp.	4,876,069
44,850	Schlumberger, Ltd.	4,554,517
		9,430,586

	FINANCIALS
174,500	Wells Fargo & Co.	8,662,180

	TECHNOLOGY
167,825	Microsoft Corp.	6,780,130
89,225	QUALCOMM, Inc.	7,022,900
70,350	Solera Holdings, Inc.	4,557,273
		18,360,303
	Total United States	81,041,060
	Total Common Stocks (Identified cost $139,648,372)	153,736,440

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (6.1%)
$10,000,000	National Australia Bank (Agreement dated
	04/30/14 collateralized by U.S. Treasury
	Bond 1.375%, due 12/31/18, valued at
	$10,200,000)	05/01/14	0.030%	$10,000,000
	Total Repurchase Agreements
	(Identified cost $10,000,000)			10,000,000
TOTAL INVESTMENTS (Identified cost $149,648,372)[2]			99.8%	$163,736,440
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.2%	289,322
NET ASSETS			100.0%	$164,025,762

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $149,648,372, the aggregate gross unrealized appreciation is $16,761,796 and the aggregate gross unrealized depreciation is $2,673,728, resulting in net unrealized appreciation of $14,088,068.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	7

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2014
Basic Materials	$8,809,516	$4,232,580	$—	$13,042,096
Communications	10,462,320	6,996,490	—	17,458,810
Consumer Cyclical	15,828,088	—	—	15,828,088
Consumer Non-Cyclical	9,488,067	36,342,953	—	45,831,020
Energy	15,062,249	11,563,411	—	26,625,660
Financials	12,970,591	3,619,872	—	16,590,463
Technology	18,360,303	—	—	18,360,303
Repurchase Agreements	—	10,000,000	—	10,000,000
Investments, at value	$90,981,134	$72,755,306	$—	$163,736,440

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2014, based on the valuation input levels on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	9

BBH GLOBAL CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $139,648,372)	$153,736,440
Repurchase agreements (Identified cost $10,000,000)	10,000,000
Cash	3,600,308
Foreign currency at value (Identified cost $783,328)	787,442
Receivables for:
Investments sold	561,447
Dividends and interest	501,667
Investment advisory and administrative fees waiver reimbursement	37,154
Prepaid assets	264
Total Assets	169,224,722

LIABILITIES:
Payables for:
Shares redeemed	5,000,002
Investment advisory and administrative fees	125,260
Professional fees	26,405
Shareholder servicing fees	24,785
Custody and fund accounting fees	11,601
Board of Trustees’ fees	3,945
Transfer agent fees	2,054
Distributors fees	1,556
Accrued expenses and other liabilities	3,352
Total Liabilities	5,198,960

NET ASSETS	$164,025,762
Net Assets Consist of:
Paid-in capital	$148,768,906
Undistributed net investment income	720,814
Accumulated net realized gain on investments in securities and
foreign exchange transactions	440,533
Net unrealized appreciation/(depreciation) on investments in securities
and foreign currency translations	14,095,509
Net Assets	$164,025,762
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($161,776,540 ÷ 13,833,797 shares outstanding)	$11.69
RETAIL CLASS SHARES
($2,249,222 ÷ 192,646 shares outstanding)	$11.68

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT
STATEMENT OF OPERATIONS
For the period ended April 30, 2014 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $104,227)	$1,629,675
Interest and other income	673
Total Income	1,630,348
Expenses:
Investment advisory and administrative fees	628,569
Shareholder servicing fees	99,248
Board of Trustees’ fees	47,929
Professional fees	30,130
Custody and fund accounting fees	26,416
Transfer agent fees	11,750
Distributors fees	10,769
Miscellaneous expenses	82,257
Total Expenses	937,068
Investment advisory and administrative fees waiver	(103,481)
Expense offset arrangement	(3,961)
Net Expenses	829,626
Net Investment Income	800,722

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	429,630
Net realized gain on foreign exchange transactions	10,936
Net realized gain on investments in securities and foreign
exchange transactions and translations	440,566
Net change in unrealized appreciation/(depreciation) on investments
in securities	8,022,506
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	8,425
Net change in unrealized appreciation/(depreciation) on investments
in securities and foreign currency translations	8,030,931
Net Realized and Unrealized Gain	8,471,497
Net Increase in Net Assets Resulting from Operations	$9,272,219

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	11

BBH GLOBAL CORE SELECT
STATEMENT OF CHANGES IN NET ASSETS
April 30, 2014

	For the six months ended April 30, 2014 (unaudited)	For the period from March 28, 2013 (commencement of operations) to October 31, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$800,722	$124,848
Net realized gain on investments in securities and
foreign exchange transactions and translations	440,566	276,170
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	8,030,931	4,611,654
Net increase in net assets resulting from
operations	9,272,219	5,012,672
Dividends and distributions declared:
From net investment income:
Class N	(202,109)	—
Retail Class	(1,387)	—
From net realized gains:
Class N	(272,366)	—
Retail Class	(5,097)	—
Total dividends and distributions declared	(480,959)	—
Share transactions:
Shares issued in connection with the merger	—	15,389,487
Proceeds from sales of shares	74,949,167	70,121,983
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	465,412	—
Proceeds from short-term redemption fees	428	27
Cost of shares redeemed	(10,107,191)	(597,483)
Net increase in net assets resulting from
share transactions	65,307,816	84,914,014
Total increase in net assets	74,099,076	89,926,686

NET ASSETS:
Beginning of period	89,926,686	—
End of period (including undistributed net investment
income of $720,814 and $123,588, respectively)	$164,025,762	$89,926,686

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the period from March 28, 2013 (commencement of operations) to October 31, 2013
Net asset value, beginning of period	$10.99	$10.00
Income from investment operations:
Net investment income[1]	0.07	0.03
Net realized and unrealized gain	0.68	0.96
Total income from investment operations	0.75	0.99
Less dividends and distributions:
From net investment income	(0.02)	—
From net realized gains	(0.03)	—
Total dividends and distributions	(0.05)	—
Short-term redemption fees	0.00 [2]	—
Net asset value, end of period	$11.69	$10.99
Total return	6.85%	9.90%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$162	$88
Ratio of expenses to average net assets before reductions	1.37%[3]	1.87%[3]
Fee waiver	0.11%[3,4]	0.61%[3,4]
Expense offset arrangement	0.01%[3]	0.01%[3]
Ratio of expenses to average net assets after reductions	1.25%[3]	1.25%[3]
Ratio of net investment income to average net assets	1.22%[3]	0.50%[3]
Portfolio turnover rate	4%	6%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $ 0.01.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months period ended April 30, 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014, and has been renewed by all parties to the agreement through May 1, 2015. For the six months ended April 30, 2014 and the period ended October 31, 2013 the waived fees were $74,692 and $152,928, respectively.
[5]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	13

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2014 (unaudited)	For the period from April 2, 2013 (commencement of operations) to October 31, 2013
Net asset value, beginning of period	$10.98	$10.00
Income from investment operations:
Net investment income[1]	0.04	0.00 [2]
Net realized and unrealized gain	0.70	0.98
Total income from investment operations	0.74	0.98
Less dividends and distributions:
From net investment income	(0.01)	—
From net realized gains	(0.03)	—
Total dividends and distributions	(0.04)	—
Short-term redemption fees[2]	0.00	0.00
Net asset value, end of period	$11.68	$10.98
Total return	6.72%	9.80%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$2	$2
Ratio of expenses to average net assets before
reductions	4.32%[3]	4.88%[3]
Fee waiver	2.81%[3,4]	3.37%[3,4]
Expense offset arrangement	0.01%[3]	0.01%[3]
Ratio of expenses to average net assets after reductions	1.50%[3]	1.50%[3]
Ratio of net investment income to average net assets	0.72%[3]	0.02%[3]
Portfolio turnover rate	4%	6%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less then $0.01.
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the six months ended April 30, 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.50%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014, and has been renewed by all parties to the agreement through May 1, 2015. For the six months ended April 30, 2014 and the period ended October 31, 2013, the waived fees were $28,789 and $17,913, respectively.
[5]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers both Class N shares and Retail Class shares. Neither Class N shares nor Retail Class shares convert to any other class of shares of the Fund. As of April 30, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (“Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board; (5) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
FINANCIAL STATEMENT APRIL 30, 2014	15

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
16

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $474,475 and $6,484 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2014.
FINANCIAL STATEMENT APRIL 30, 2014	17

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

As of October 31, 2013 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$370,647	$30,379	$401,026	–	$(8)	$6,064,578	$6,465,596

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
I.	“Disclosures about Offsetting Assets and Liabilities”. The Fund has adopted Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” and ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Management has determined that there is no impact to the financial statements.
3.	Recent Accounting Pronouncements. In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in
18

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the Fund incurred $628,569 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013 (commencement of operations), the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on May 1, 2015, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2014, the SID waived fees in the amount of $74,692 and $28,789 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2014, the Fund incurred shareholder servicing fees in the amount of $97,719 and $1,529 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this
FINANCIAL STATEMENT APRIL 30, 2014	19

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the six months ended April 30, 2014, Retail Class shares of the Fund incurred $2,562 for Distribution (12b-1) Fees.

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the fund’s net assets. For the six months ended April 30, 2014, the Fund incurred $26,416 in custody and fund accounting fees. These fees for the Fund were reduced by $3,961 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2014, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2014, the Fund incurred $47,929 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2014, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $68,670,745 and $5,115,172, respectively.
20

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2014 (unaudited)		10/31/2013*
	Shares	Dollars	Shares	Dollars
Class N
Share issued in connection
with the merger	—	$—	1,538,949	$15,389,487
Shares sold	6,612,308	74,153,279	6,505,378	68,120,976
Shares issued in connection
with reinvestments of
dividends	41,919	460,270	—	—
Proceeds from short-term
redemption fees	N/A	8	N/A	—
Shares redeemed	(843,542)	(9,703,296)	(21,215)	(221,696)
Net increase	5,810,685	$64,910,261	8,023,112	$83,288,767

	For the six months ended April 30, 2014 (unaudited)		10/31/2013**
	Shares	Dollars	Shares	Dollars
Retail Class
Shares sold	71,128	$795,888	192,744	$2,001,007
Shares issued in connection
with reinvestments of
dividends	469	5,142	—	—
Proceeds from short-term
redemption fees	N/A	420	N/A	27
Shares redeemed	(35,902)	(403,895)	(35,793)	(375,787)
Net increase	35,695	$397,555	156,951	$1,625,247

*	The period represented is from March 28, 2013 (commencement of operations) to October 31, 2013.
**	The period represented is from April 2, 2013 (commencement of operations) to October 31, 2013.
FINANCIAL STATEMENT APRIL 30, 2014	21

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

7.	Acquisition of BBH Global Funds, LLC – Global Core Select Series. On March 28, 2013, the Fund acquired all of the net assets of BBH Global Funds, LLC – Global Core Select Series (the “Series”), a series of a multi-series limited liability company organized under the Delaware Limited Liability Company Act, pursuant to an Agreement and Plan of Reorganization and Exchange executed by BBH Trust and the Managing Member of BBH Global Funds, LLC. The purpose of the transaction was to combine two funds with like investment objectives and strategies under one registered investment adviser. The acquisition was accomplished by a tax-free exchange of 1,538,949 shares of the Fund, valued at $15,389,487, for all of the membership units of the Series outstanding on March 28, 2013. The investment portfolio of the Series, with a fair value of $13,231,593 and identified cost of $11,778,669 at March 28, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received by and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Series was carried forward to align the ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the Fund had net assets of $0.
8.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), or price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s

22

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
9.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT APRIL 30, 2014	23

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class N
Actual	$1,000	$1,069	$6.41
Hypothetical[2]	$1,000	$1,019	$6.26

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Retail Class
Actual	$1,000	$1,067	$7.69
Hypothetical[2]	$1,000	$1,017	$7.50

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2014	25

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2014 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on December 10, 2013, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including the supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, fund accounting and shareholder servicing services to the Fund.

26

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the Fund has had limited time to operate given that it launched on March 28, 2013. However, in its review of performance for the since inception period, the Board noted that the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

FINANCIAL STATEMENT APRIL 30, 2014	27

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2013, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

28

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST
April 30, 2014 (unaudited)

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENT APRIL 30, 2014	29

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

30

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies

FINANCIAL STATEMENT APRIL 30, 2014	31

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

32

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005 (800) 575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory
Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2014

BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
April 30, 2014 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$45,655,466	5.5%
Belgium	7,469,946	0.9
China	12,255,646	1.5
Denmark	10,499,394	1.3
Finland	8,668,789	1.0
France	95,884,214	11.6
Germany	49,312,360	5.9
Hong Kong	42,134,134	5.1
Israel	10,182,424	1.2
Italy	10,272,491	1.2
Japan	163,121,470	19.6
Netherlands	26,469,918	3.2
Singapore	24,759,752	3.0
Spain	38,035,938	4.6
Sweden	12,591,567	1.5
Switzerland	91,392,660	11.0
Taiwan	13,092,876	1.6
United Kingdom	149,134,720	18.0
Cash and Other Assets in Excess of Liabilities	19,269,063	2.3
NET ASSETS	$830,202,828	100.0%

All data as of April 30, 2014. The BBH International Equity Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
April 30, 2014 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$25,582,999	3.1%
Communications	70,453,764	8.5
Consumer Cyclical	77,070,696	9.3
Consumer Non-Cyclical	265,026,459	31.9
Diversified	6,938,587	0.8
Energy	96,544,376	11.6
Financials	97,732,834	11.8
Industrials	79,482,969	9.6
Technology	43,873,483	5.3
Utilities	48,227,598	5.8
Cash and Other Assets in Excess of Liabilities	19,269,063	2.3
NET ASSETS	$830,202,828	100.0%

All data as of April 30, 2014. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	3

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (97.7%)
	AUSTRALIA (5.5%)
	CONSUMER NON-CYCLICAL
733,000	Coca-Cola Amatil, Ltd.	$6,333,966
75,900	Cochlear, Ltd.	4,144,524
135,500	CSL, Ltd.	8,631,182
254,600	Woolworths, Ltd.	8,839,207
		27,948,879
	ENERGY
223,000	Woodside Petroleum, Ltd.	8,459,138
	FINANCIALS
1,133,551	AMP, Ltd.	5,326,330
363,732	QBE Insurance Group, Ltd.	3,921,119
		9,247,449
	Total Australia	45,655,466

	BELGIUM (0.9%)
	CONSUMER NON-CYCLICAL
132,000	Colruyt SA	7,469,946
	UNITS
5,618	Ageas[1]	0
	Total Belgium	7,469,946

	CHINA (1.5%)
	ENERGY
1,489,000	China Shenhua Energy Co., Ltd. (Class H)	4,024,546
5,006,000	CNOOC, Ltd.	8,231,100
	Total China	12,255,646

	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
231,500	Novo Nordisk AS (Class B)	10,499,394
	Total Denmark	10,499,394

	FINLAND (1.0%)
	INDUSTRIALS
202,300	Kone OYJ (Class B)	8,668,789
	Total Finland	8,668,789

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (11.6%)
	BASIC MATERIALS
58,200	Air Liquide SA	$8,330,320
	COMMUNICATIONS
648,573	Orange SA	10,530,872
	CONSUMER CYCLICAL
21,600	LVMH Moet Hennessy Louis Vuitton SA	4,250,257
	CONSUMER NON-CYCLICAL
116,600	Danone SA	8,613,521
81,400	Essilor International SA	8,707,349
47,900	L’Oreal SA	8,242,516
120,600	Sanofi	12,999,109
		38,562,495
	ENERGY
178,137	Total SA	12,732,609
	FINANCIALS
68,512	Societe Generale SA	4,264,662
	INDUSTRIALS
149,692	Cie de St-Gobain	9,162,831
58,893	Vallourec SA	3,483,526
60,430	Vinci SA	4,566,642
		17,212,999
	Total France	95,884,214

	GERMANY (5.9%)
	COMMUNICATIONS
619,269	Deutsche Telekom AG	10,381,189
	CONSUMER CYCLICAL
82,100	Adidas AG	8,763,387
61,932	Daimler AG (Class REGISTERED)	5,735,146
		14,498,533
	DIVERSIFIED
67,325	GEA Group AG	3,014,523
	TECHNOLOGY
207,234	SAP AG	16,676,069

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	GERMANY (continued)
	UTILITIES
124,413	RWE AG	$4,742,046
	Total Germany	49,312,360

	HONG KONG (5.1%)
	COMMUNICATIONS
1,264,500	China Mobile, Ltd.	12,022,384
	DIVERSIFIED
62,800	Jardine Matheson Holdings, Ltd.	3,924,064
	FINANCIALS
1,795,000	AIA Group, Ltd.	8,706,081
1,473,643	Hang Lung Properties, Ltd.	4,403,007
		13,109,088
	UTILITIES
622,000	CLP Holdings, Ltd.	4,974,480
3,518,792	Hong Kong & China Gas Co., Ltd.	8,104,118
		13,078,598
	Total Hong Kong	42,134,134

	ISRAEL (1.2%)
	CONSUMER NON-CYCLICAL
208,400	Teva Pharmaceutical Industries, Ltd. ADR	10,182,424
	Total Israel	10,182,424

	ITALY (1.2%)
	ENERGY
395,178	ENI SpA	10,272,491
	Total Italy	10,272,491

	JAPAN (19.6%)
	BASIC MATERIALS
143,000	Shin-Etsu Chemical Co., Ltd.	8,396,595
	COMMUNICATIONS
252,500	NTT DOCOMO, Inc.	4,009,629

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER CYCLICAL
188,500	Denso Corp.	$8,584,282
219,800	Honda Motor Co., Ltd.	7,272,763
49,300	Shimamura Co., Ltd.	4,594,935
		20,451,980
	CONSUMER NON-CYCLICAL
110,300	Astellas Pharma, Inc.	1,227,715
329,700	Chugai Pharmaceutical Co., Ltd.	8,317,416
268,500	Kao Corp.	10,111,760
485,400	Kirin Holdings Co., Ltd.	6,714,970
176,500	Seven & I Holdings Co., Ltd.	6,964,926
184,000	Takeda Pharmaceutical Co., Ltd.	8,264,858
		41,601,645
	ENERGY
636,500	Inpex Corp.	9,272,379
	FINANCIALS
191,620	Aeon Mall Co., Ltd.	4,566,138
84,200	Daito Trust Construction Co., Ltd.	8,564,847
418,400	Tokio Marine Holdings, Inc.	12,332,768
		25,463,753
	INDUSTRIALS
144,300	Daikin Industries, Ltd.	8,335,420
48,100	FANUC Corp.	8,663,704
186,200	Hoya Corp.	5,494,294
26,625	Keyence Corp.	10,266,069
320,300	Komatsu, Ltd.	7,061,464
		39,820,951
	TECHNOLOGY
335,700	Canon, Inc.	10,508,344
63,000	Tokyo Electron, Ltd.	3,596,194
		14,104,538
	Total Japan	163,121,470

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	NETHERLANDS (3.2%)
	COMMUNICATIONS
262,192	Reed Elsevier NV	$5,351,153
	CONSUMER NON-CYCLICAL
544,796	Koninklijke Ahold NV	10,523,535
	ENERGY
268,340	Royal Dutch Shell, Plc. (Class A)	10,595,230
	Total Netherlands	26,469,918

	SINGAPORE (3.0%)
	COMMUNICATIONS
2,440,000	Singapore Telecommunications, Ltd.	7,446,279
	FINANCIALS
599,603	DBS Group Holdings, Ltd.	8,110,560
308,720	United Overseas Bank, Ltd.	5,352,846
		13,463,406
	INDUSTRIALS
899,000	SembCorp Industries, Ltd.	3,850,067
	Total Singapore	24,759,752

	SPAIN (4.6%)
	COMMUNICATIONS
683,616	Telefonica SA	11,470,795
	CONSUMER CYCLICAL
56,300	Inditex SA	8,464,995
	FINANCIALS
11,860	Banco Santander SA1	118,176
557,512	Banco Santander SA	5,555,197
		5,673,373
	UTILITIES
1,779,540	Iberdrola SA	12,426,775
	Total Spain	38,035,938

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWEDEN (1.5%)
	COMMUNICATIONS
297,272	Telefonaktiebolaget LM Ericsson (Class B)	$3,567,746
	CONSUMER CYCLICAL
221,000	Hennes & Mauritz AB (Class B)	9,023,821
	Total Sweden	12,591,567

	SWITZERLAND (11.0%)
	BASIC MATERIALS
22,300	Syngenta AG	8,856,084
	CONSUMER CYCLICAL
6,500	Swatch Group AG	4,185,585
	CONSUMER NON-CYCLICAL
247,613	Nestle SA	19,152,566
252,907	Novartis AG	21,982,699
31,000	Roche Holding AG	9,115,193
3,350	SGS SA	8,373,789
		58,624,247
	FINANCIALS
34,135	Zurich Insurance Group AG1	9,796,581
	INDUSTRIALS
412,032	ABB, Ltd.[1]	9,930,163
	Total Switzerland	91,392,660

	TAIWAN (1.6%)
	TECHNOLOGY
896,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,535,326
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,557,550
	Total Taiwan	13,092,876

	UNITED KINGDOM (18.0%)
	COMMUNICATIONS
38,937	Pearson, Plc.	729,714
1,301,132	Vodafone Group, Plc.	4,944,003
		5,673,717
	CONSUMER CYCLICAL
1,015,806	Compass Group, Plc.	16,195,525

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL
1,473,403	G4S, Plc.		$ 5,879,407
411,692	GlaxoSmithKline, Plc.		11,352,218
81,800	Intertek Group, Plc.		4,020,498
105,200	Reckitt Benckiser Group, Plc.		8,504,452
399,200	Smith & Nephew, Plc.		6,210,686
2,314,135	Tesco, Plc.		11,473,744
271,913	Unilever, Plc.		12,172,889
			59,613,894
	ENERGY
280,695	AMEC, Plc.		5,865,149
905,226	BG Group, Plc.		18,341,351
1,037,433	BP, Plc.		8,750,383
			32,956,883
	FINANCIALS
854,810	HSBC Holdings, Plc.		8,734,760
368,400	Standard Chartered, Plc.		7,979,762
			16,714,522
	UTILITIES
1,277,000	Centrica, Plc.		7,114,060
765,784	National Grid, Plc.		10,866,119
			17,980,179
	Total United Kingdom		149,134,720
	Total Common Stocks (Identified cost $603,838,615)		810,933,765
TOTAL INVESTMENTS (Identified cost $603,838,615)[2]		97.7%	$810,933,765
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.3	19,269,063
NET ASSETS		100.0%	$830,202,828

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $603,838,615, the aggregate gross unrealized appreciation is $233,494,080 and the aggregate gross unrealized depreciation is $26,398,930, resulting in net unrealized appreciation of $207,095,150.

Abbreviations:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2014
Australia	$—	$45,655,466	$—	$45,655,466
Belgium	—	7,469,946	—	7,469,946
China	—	12,255,646	—	12,255,646
Denmark	—	10,499,394	—	10,499,394
Finland	—	8,668,789	—	8,668,789
France	—	95,884,214	—	95,884,214
Germany	—	49,312,360	—	49,312,360
Hong Kong	—	42,134,134	—	42,134,134
Israel	10,182,424	—	—	10,182,424
Italy	—	10,272,491	—	10,272,491
Japan	—	163,121,470	—	163,121,470
Netherlands	—	26,469,918	—	26,469,918
Singapore	—	24,759,752	—	24,759,752
Spain	—	38,035,938	—	38,035,938
Sweden	—	12,591,567	—	12,591,567
Switzerland	—	91,392,660	—	91,392,660
Taiwan	9,557,550	3,535,326	—	13,092,876
United Kingdom	—	149,134,720	—	149,134,720
Investments, at value	$19,739,974	$791,193,791	$—	$810,933,765

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2014, based on the valuation input levels on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	13

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $603,838,615)	$810,933,765
Cash	24,305,059
Foreign currency at value (Identified cost $344,388)	345,408
Receivables for:
Dividends	4,910,293
Investments sold	468,552
Shares sold	38,344
Prepaid assets	1,532
Total Assets	841,002,953
LIABILITIES:
Payables for:
Investments purchased	10,025,881
Investment advisory and administrative fees	532,149
Shareholder servicing fees	149,809
Custody and fund accounting fees	42,549
Shares redeemed	17,955
Professional fees	16,151
Board of Trustees’ fees	4,217
Distributor fees	2,324
Transfer agent fees	2,146
Accrued expenses and other liabilities	6,944
Total Liabilities	10,800,125

NET ASSETS	$830,202,828
Net Assets Consist of:
Paid-in capital	$685,850,458
Undistributed net investment income	10,884,189
Accumulated net realized loss on investments in securities
and foreign exchange transactions	(73,644,466)
Net unrealized appreciation/(depreciation) on investments in
securities and foreign currency translations	207,112,647
Net Assets	$830,202,828
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($743,479,218 ÷ 47,735,201 shares outstanding)	$15.58
CLASS I SHARES
($86,723,610 ÷ 5,556,301 shares outstanding)	$15.61

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2014 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $854,349)	$15,922,554
Interest and other income	89
Total Income	15,922,643
Expenses:
Investment advisory and administrative fees	3,079,133
Shareholder servicing fees	866,832
Custody and fund accounting fees	117,047
Board of Trustees’ fees	47,801
Professional fees	38,392
Transfer agent fees	12,596
Distributor fees	10,168
Miscellaneous expenses	56,757
Total Expenses	4,228,726
Expense offset arrangement	(6,613)
Net Expenses	4,222,113
Net Investment Income	11,700,530
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	5,773,610
Net realized gain on foreign exchange transactions and translations	234,406
Net realized gain on investments in securities and foreign
exchange transactions and translations	6,008,016
Net change in unrealized appreciation/(depreciation) on
investments in securities	6,993,852
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	(62,524)
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	6,931,328
Net Realized and Unrealized Gain	12,939,344
Net Increase in Net Assets Resulting from Operations	$24,639,874

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	15

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (unaudited)	For the year ended October 31, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$11,700,530	$12,109,263
Net realized gain on investments in securities and
foreign exchange transactions and translations	6,008,016	7,124,317
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	6,931,328	105,039,134
Net increase in net assets resulting from
operations	24,639,874	124,272,714
Dividends and distributions declared:
From net investment income:
Class N	(11,905,318)	(10,629,842)
Class I	(1,475,716)	(1,622,915)
Total dividends and distributions declared	(13,381,034)	(12,252,757)
Share transactions:
Proceeds from sales of shares	62,869,290	172,732,999
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	13,341,423	12,203,623
Proceeds from short-term redemption fees	5	23
Cost of shares redeemed	(27,475,717)	(107,190,196)
Net increase in net assets resulting from
share transactions	48,735,001	77,746,449
Total increase in net assets	59,993,841	189,766,406

NET ASSETS:
Beginning of period	770,208,987	580,442,581
End of period (including undistributed net investment
income of $10,884,189 and $12,564,693, respectively)	$830,202,828	$770,208,987

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,
		2013	2012	2011	2010	2009
Net asset value, beginning
of period	$15.38	$13.05	$12.66	$13.05	$11.98	$10.73
Income from investment operations:
Net investment income[1]	0.23	0.25	0.27	0.26	0.23	0.21
Net realized and unrealized
gain (loss)	0.23	2.35	0.45	(0.45)	1.03	1.74
Total income (loss) from
investment operations	0.46	2.60	0.72	(0.19)	1.26	1.95
Less dividends and distributions:
From net investment income	(0.26)	(0.27)	(0.33)	(0.20)	(0.19)	(0.37)
From net realized gains	—	—	—	—	—	(0.33)
Total dividends and
distributions	(0.26)	(0.27)	(0.33)	(0.20)	(0.19)	(0.70)
Short-term redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—	—
Net asset value, end of period	$15.58	$15.38	$13.05	$12.66	$13.05	$11.98
Total return	3.12%	20.27%	6.05%	(1.49)%	10.61%	19.69%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$743	$695	$510	$644	$573	$471
Ratio of expenses to average net
assets before reductions	1.12%[3]	1.14%	1.17%	1.16%	1.17%	1.19%
Expense offset arrangement	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.01%
Ratio of expenses to average net
assets after reductions	1.12%[3]	1.14%	1.17%	1.16%	1.17%	1.18%
Ratio of net investment income
to average net assets	3.02%[3]	1.79%	2.18%	1.98%	1.85%	2.04%
Portfolio turnover rate	6%	14%	12%	13%	11%	34%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	17

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2014 (unaudited)	For the years ended October 31,
		2013	2012	2011	2010	2009
Net asset value, beginning
of period	$15.43	$13.08	$12.70	$13.09	$12.01	$10.77
Income from investment operations:
Net investment income[1]	0.24	0.28	0.30	0.29	0.24	0.24
Net realized and unrealized
gain (loss)	0.23	2.37	0.45	(0.45)	1.05	1.75
Total income (loss) from
investment operations	0.47	2.65	0.75	(0.16)	1.29	1.99
Less dividends and distributions:
From net investment income	(0.29)	(0.30)	(0.37)	(0.23)	(0.21)	(0.42)
From net realized gains	—	—	—	—	—	(0.33)
Total dividends and
distributions	(0.29)	(0.30)	(0.37)	(0.23)	(0.21)	(0.75)
Short-term redemption fees	—	—	—	—	—	—
Net asset value, end of period	$15.61	$15.43	$13.08	$12.70	$13.09	$12.01
Total return	3.19%	20.64%	6.31%	(1.26)%	10.88%	20.01%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$87	$75	$70	$97	$82	$39
Ratio of expenses to average net
assets before reductions	0.88%[2]	0.90%	0.94%	0.92%	0.93%	0.93%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.01%	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	0.88%[2]	0.90%	0.94%	0.91%	0.93%	0.93%
Ratio of net investment income
to average net assets	3.25%[2]	2.01%	2.42%	2.22%	1.96%	2.29%
Portfolio turnover rate	6%	14%	12%	13%	11%	34%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) Securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at “fair value” in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under the supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
FINANCIAL STATEMENT APRIL 30, 2014	19

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of April 30, 2014, the Fund had no open contracts.

During the six months ended April 30, 2014, the average monthly notional amount of forward foreign currency exchange contracts was $7,876,914. The corresponding volumes for the period ranged from $6,967,442 to $12,385,961.

Effect of Forward Foreign Currency Exchange Contracts on the Statement of Operations

Net Realized Gain on Forward Foreign Currency Exchange Contracts	$225,633

Net Change in Unrealized Appreciation/(Depreciation) on Forward Foreign
Currency Exchange Contracts	$(47,556)

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes
20

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FINANCIAL STATEMENT APRIL 30, 2014	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $11,905,318 and $1,475,716 to Class N shares and Class I shares, respectively, during the six months ended April 30, 2014.

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2013:	$12,252,757	—	$12,252,757	—	$12,252,757
2012:	14,956,905	—	14,956,905	—	14,956,905

As of October 31, 2013 and 2012, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$12,612,249	—	$12,612,249	$(74,183,898)	$(5,516,141)	$200,181,319	$133,093,529
2012:	12,063,789	—	12,063,789	(81,799,171)	—	90,808,954	21,073,572

As of October 31, 2013, the Fund’s net capital loss carryforward expires as follows:

	Expiration Date	Amount
Pre-December 31, 2010 Capital Losses	10/31/2017	$62,728,716
	10/31/2019	5,166,463
Post December 31, 2010 Capital Losses	No Expiration	6,288,719
Total capital loss carryforward		$74,183,898

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Total distributions paid may differ from amounts reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
J.	“Disclosures about Offsetting Assets and Liabilities”. The Fund has adopted Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” and ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Management has determined that there is no impact to the financial statements.
3.	Recent Accounting Pronouncements. In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.
4.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to at 0.80% per annum
FINANCIAL STATEMENT APRIL 30, 2014	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2014 the Fund incurred $3,079,133 for services under the Agreement.

B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2014, Class N shares of the Fund incurred $866,832 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2014, the Fund incurred $117,047 in custody and fund accounting fees. These fees for the Fund were reduced by $6,613 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2014, was $0.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2014, the Fund incurred $47,801 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2014, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $88,088,067 and $47,702,772, respectively.
24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2014 (unaudited)		For the year ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	3,336,980	$50,199,966	10,126,980	$143,135,611
Shares issued in
connection with
reinvestments of
dividends	813,276	11,865,706	800,962	10,580,708
Proceeds from short-term
redemption fees	N/A	5	N/A	23
Shares redeemed	(1,631,487)	(24,234,783)	(4,796,253)	(67,115,997)
Net increase	2,518,769	$37,830,894	6,131,689	$86,600,345
Class I
Shares sold	827,343	$12,669,324	2,060,256	$29,597,388
Shares issued in
connection with
reinvestments of
dividends	101,007	1,475,717	122,855	1,622,915
Shares redeemed	(217,307)	(3,240,934)	(2,726,572)	(40,074,199)
Net increase (decrease)	711,043	$10,904,107	(543,461)	$(8,853,896)

FINANCIAL STATEMENT APRIL 30, 2014	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (non-diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund invests in equity securities whose prices rise and fall due to factors affecting individual companies, particular industries or the equity markets as a whole (equity securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since April 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
26

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2014	27

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class N
Actual	$1,000	$1,031	$5.64
Hypothetical[2]	$1,000	$1,019	$5.61

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[1]
Class I
Actual	$1,000	$1,032	$4.43
Hypothetical[2]	$1,000	$1,020	$4.41

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.12% and 0.88% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
28

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2014 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on December 10, 2013, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. The Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Parters Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-Advisers”). In approving the renewal of the Agreements with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreements were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-Advisers and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Advisory Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. Pursuant to the Sub-advisory Agreements, the Sub-Advisers, subject to the supervision of the Investment Adviser and the Board are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

FINANCIAL STATEMENT APRIL 30, 2014	29

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including the supervision of the Sub-Advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, fund accounting and shareholder servicing services to the Fund. The Board considered the scope and quality of services provided by the Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

The Board received and considered information, during the in-person meeting held on December 10, 2013, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-Advisers. The Board also considered brokerage policies and practices, and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Sub-Advisory Agreements.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting that the Fund has outperformed in the 3, 4, 5, and 10 year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

30

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiation.

The Board also considered the fees paid to the Sub-Advisers for their services to the Fund. The compensation paid to the Sub-Advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Advisers. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2013, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Advisers’ profitability data for the Fund. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Advisers’ profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

FINANCIAL STATEMENT APRIL 30, 2014	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

Economies of Scale

The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee schedule. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-Advisers were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser and the Sub-Advisers.

32

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
April 30, 2014 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

FINANCIAL STATEMENT APRIL 30, 2014	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

34

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005 (800) 575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory
Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2014

BBH INTERMEDIATE MUNICIPAL BOND FUND

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO ALLOCATION
April 30, 2014 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$52,369,418	103.5%
Liabilities in Excess of Other Assets	(1,789,761)	(3.5)
NET ASSETS	$50,579,657	100.0%

All data as of April 30, 2014. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (103.5%)
	Arizona (0.9%)
$305,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/19	5.250%	$344,812
80,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/28	5.250	89,548
	Total Arizona			434,360

	California (2.5%)
85,000	California Health Facilities Financing
	Authority, Revenue Bonds	08/15/24	5.250	98,019
1,000,000	California State Public Works Board,
	Revenue Bonds	09/01/33	5.000	1,097,140
50,000	Los Angeles County Metropolitan
	Transportation Authority,
	Revenue Bonds[1]	07/01/27	0.338	46,456
	Total California			1,241,615

	Colorado (0.5%)
320,000	Denver Health & Hospital Authority,
	Revenue Bonds[1]	12/01/33	1.258	259,770
	Total Colorado			259,770

	Connecticut (2.3%)
140,000	Connecticut Housing Finance Authority,
	Revenue Bonds	11/15/23	3.450	141,044
1,000,000	State of Connecticut, General
	Obligation Bonds[1]	08/15/20	1.140	1,018,810
	Total Connecticut			1,159,854

	District of Columbia (0.4%)
180,000	Metropolitan Washington Airports
	Authority, Revenue Bonds	10/01/21	5.000	210,114
	Total District of Columbia			210,114

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	3

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (4.8%)
$1,000,000	Florida HomeLoan Corp., Revenue Bonds[2]	07/01/45	3.000%	$1,045,530
1,080,000	Greater Orlando Aviation Authority,
	Revenue Bonds	10/01/27	5.000	1,189,609
170,000	Miami-Dade County, Revenue Bonds	10/01/22	5.000	198,667
	Total Florida			2,433,806

	Georgia (2.6%)
65,000	Chatham County Hospital Authority,
	Revenue Bonds	01/01/26	5.000	72,652
1,000,000	State of Georgia, General
	Obligation Bonds	02/01/22	5.000	1,218,080
	Total Georgia			1,290,732

	Hawaii (2.7%)
155,000	State of Hawaii Airports System Revenue,
	Revenue Bonds	07/01/18	5.000	174,373
125,000	State of Hawaii Department of Budget &
	Finance, Revenue Bonds[1]	07/01/29	0.267	115,907
1,000,000	State of Hawaii Department of
	Transportation, Certificates of
	Participation	08/01/28	5.000	1,078,150
	Total Hawaii			1,368,430

	Illinois (7.1%)
250,000	Chicago Transit Authority,
	Revenue Bonds	06/01/19	5.500	279,573
245,000	Illinois State Finance Authority,
	Revenue Bonds	11/15/32	5.000	265,756
1,300,000	Lake County Community Consolidated
	School District No. 73 Hawthorn,
	General Obligation Bonds	12/01/19	0.000	1,151,423
1,000,000	Railsplitter Tobacco Settlement Authority,
	Revenue Bonds	06/01/19	5.000	1,149,730
250,000	State of Illinois, General Obligation Bonds	04/01/26	5.000	274,658
475,000	State of Illinois, General Obligation Bonds	09/01/28	5.000	495,572
	Total Illinois			3,616,712

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Kansas (1.8%)
$1,000,000	City of St. Marys, Revenue Bonds[1]	04/15/32	04/15/32	0.120%	$899,448
	Total Kansas				899,448

	Kentucky (6.0%)
1,000,000	Carroll County, Revenue Bonds[1]	10/01/32	10/01/32	0.140	923,839
750,000	Kentucky Housing Corp., Revenue Bonds	07/01/17	07/01/17	3.800	793,432
750,000	Kentucky Housing Corp., Revenue Bonds	01/01/18	01/01/18	4.000	787,710
500,000	Kentucky Housing Corp., Revenue Bonds	07/01/19	07/01/19	4.250	532,340
	Total Kentucky				3,037,321

	Maine (2.1%)
1,000,000	Finance Authority of Maine,
	Revenue Bonds	02/01/16	02/01/16	4.650	1,047,700
	Total Maine				1,047,700

	Maryland (9.5%)
1,000,000	Anne Arundel County, General
	Obligation Bonds	04/01/23	04/01/23	5.000	1,222,590
150,000	City of Baltimore, Revenue Bonds[1]	07/01/32	07/01/32	0.060	136,308
1,000,000	Howard County, General
	Obligation Bonds	02/15/22	02/15/22	5.000	1,215,870
1,000,000	Montgomery County, General
	Obligation Bonds[3]	05/01/14	05/01/14	0.080	1,000,000
1,000,000	State of Maryland, General
	Obligation Bonds	03/01/21	03/01/21	5.000	1,209,550
	Total Maryland				4,784,318

	Massachusetts (5.6%)
1,000,000	City of Boston, General Obligation Bonds	03/01/23		5.000	1,226,980
375,000	Commonwealth of Massachusetts,
	General Obligation Bonds[1]	12/01/30	12/01/30	0.060	337,465
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Revenue Bonds	07/01/22	07/01/22	5.500	1,259,570
	Total Massachusetts				2,824,015

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	5

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (4.4%)
$1,000,000	Detroit City School District, General
	Obligation Bonds	05/01/30	5.250%	$1,110,250
1,000,000	Michigan State Hospital Finance
	Authority, Revenue Bonds	06/01/25	5.000	1,124,870
	Total Michigan			2,235,120

	Missouri (2.9%)
300,000	Health & Educational Facilities Authority
	of the State of Missouri,
	Revenue Bonds[1]	06/01/31	0.393	268,827
1,000,000	Missouri State Environmental
	Improvement & Energy Resources
	Authority, Revenue Bonds	01/01/23	5.000	1,223,080
	Total Missouri			1,491,907

	Montana (1.0%)
500,000	Montana Board of Housing,
	Revenue Bonds[2]	12/01/43	3.000	518,020
	Total Montana			518,020

	New Hampshire (2.0%)
1,000,000	New Hampshire Health & Education
	Facilities Authority Act,
	Revenue Bonds[3]	05/01/14	0.080	1,000,000
	Total New Hampshire			1,000,000

	New Jersey (6.5%)
400,000	New Jersey Economic Development
	Authority, Revenue Bonds[1]	03/01/28	1.720	389,832
250,000	New Jersey State Turnpike Authority,
	Revenue Bonds[1]	01/01/30	0.350	232,250
2,500,000	New Jersey Transportation Trust Fund
	Authority, Revenue Bonds	12/15/30	0.000	1,131,450
6,500,000	Tobacco Settlement Financing Corp.,
	Revenue Bonds	06/01/41	0.000	1,534,715
	Total New Jersey			3,288,247

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (11.3%)
$50,000	Metropolitan Transportation Authority,
	Revenue Bonds[1]	11/01/22	0.303%	$48,441
1,000,000	Metropolitan Transportation Authority,
	Revenue Bonds[1]	11/01/22	0.304	968,804
1,000,000	New York City, General Obligation Bonds[3]	05/01/14	0.090	1,000,000
80,000	New York State Energy Research &
	Development Authority, Revenue Bonds[1]	12/01/26	0.383	72,181
580,000	New York State Energy Research &
	Development Authority, Revenue Bonds[1]	07/01/29	0.380	537,108
1,000,000	New York State Energy Research &
	Development Authority, Revenue Bonds[1]	01/01/39	0.105	863,182
1,000,000	New York State Thruway Authority,
	Revenue Bonds	05/01/19	5.000	1,155,130
950,000	Port Authority of New York & New Jersey,
	Revenue Bonds	11/01/19	5.000	1,073,937
	Total New York			5,718,783

	North Carolina (6.0%)
600,000	Charlotte-Mecklenburg Hospital Authority,
	Revenue Bonds[3]	05/01/14	0.070	600,000
1,000,000	Mecklenburg County, General Obligation
	Bonds	12/01/21	5.000	1,212,950
1,000,000	Wake County, General Obligation Bonds	03/01/25	5.000	1,242,160
	Total North Carolina			3,055,110

	Oklahoma (2.0%)
1,000,000	Oklahoma Capital Improvement Authority,
	Revenue Bonds[3]	05/01/14	0.130	1,000,000
	Total Oklahoma			1,000,000

	Pennsylvania (4.2%)
1,000,000	Philadelphia Hospitals & Higher Education
	Facilities Authority, Revenue Bonds[3]	05/01/14	0.090	1,000,000
1,000,000	School District of Philadelphia, General
	Obligation Bonds	09/01/20	5.000	1,136,550
	Total Pennsylvania			2,136,550

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	7

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Tennessee (0.3%)
$150,000	Clarksville Natural Gas Acquisition Corp.,
	Revenue Bonds	12/15/19	5.000%	$168,013
	Total Tennessee			168,013

	Texas (10.7%)
500,000	City of Houston Airport System Revenue,
	Revenue Bonds	07/01/18	5.000	570,020
100,000	City of Houston Airport System Revenue,
	Revenue Bonds	07/01/19	5.000	114,308
350,000	City of Houston Airport System Revenue,
	Revenue Bonds[1]	07/01/30	0.240	319,413
125,000	City of Houston Airport System Revenue,
	Revenue Bonds[1]	07/01/32	0.304	113,154
1,000,000	State of Texas, General Obligation Bonds	10/01/20	5.000	1,202,150
1,000,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds[1]	12/15/26	0.856	875,440
1,000,000	Texas Municipal Gas Acquisition &
	Supply Corp. II, Revenue Bonds[1]	09/15/17	0.590	998,820
1,000,000	Texas Transportation Commission State
	Highway Fund, Revenue Bonds	04/01/23	5.000	1,223,500
	Total Texas			5,416,805

	Virginia (0.5%)
250,000	Sussex County Industrial Development
	Authority, Revenue Bonds[1]	06/01/28	2.375	250,000
	Total Virginia			250,000

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (2.9%)
$1,000,000	Port of Seattle, Revenue Bonds	02/01/24	5.000%	$1,117,930
180,000	Washington State Housing Finance
	Commission, Revenue Bonds	12/01/21	2.900	178,907
185,000	Washington State Housing Finance
	Commission, Revenue Bonds	12/01/22	3.050	185,831
	Total Washington			1,482,668
	Total Municipal Bonds
	(Identified cost $52,094,608)			$52,369,418
TOTAL INVESTMENTS (Identified cost $52,094,608)[4]			103.5%	52,369,418
LIABILITIES IN EXCESS OF OTHER ASSETS			(3.5)	(1,789,761)
NET ASSETS			100.0%	$50,579,657

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2014 coupon or interest rate.
[2]	Represents a security purchased on a when-issued basis.
[3]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2014.
[4]	The aggregate cost for federal income tax purposes is $52,094,608, the aggregate gross unrealized appreciation is $337,145 and the aggregate gross unrealized depreciation is $62,335, resulting in net unrealized appreciation of $274,810.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	9

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2014 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2014
Municipal Bonds	$ –	$52,369,418	$ –	$52,369,418
Total Investments, at value	$ –	$52,369,418	$ –	$52,369,418

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	11

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $52,094,608)	$52,369,418
Cash	33,649
Receivables for:
Investments sold	1,232,991
Interest	361,291
Investment advisory and administrative fees waiver reimbursement	18,448
Other assets	35,727
Total Assets	54,051,524
LIABILITIES:
Payables for:
Investments purchased	3,396,518
Periodic distributions	39,500
Investment advisory and administrative fees	16,036
Professional fees	7,841
Board of Trustees’ fees	4,006
Custody and fund accounting fees	3,439
Transfer agent fees	1,508
Distributor fees	1,139
Accrued expenses and other liabilities	1,880
Total Liabilities	3,471,867

NET ASSETS	$50,579,657
Net Assets Consist of:
Paid-in capital	$50,180,150
Undistributed net investment income	80
Accumulated net realized gain on investments in securities	124,617
Net unrealized appreciation/(depreciation) on investments in securities	274,810
Net Assets	$50,579,657
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($25,216 ÷ 2,500 shares outstanding)	$10.09
CLASS I SHARES
($50,554,441 ÷ 5,015,505 shares outstanding)	$10.08

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
For the period from April 1, 2014 (commencement of operations) to April 30, 2014 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$59,768
Total Income	59,768
Expenses:
Investment advisory and administrative fees	16,037
Professional fees	7,841
Board of Trustees’ fees	4,006
Custody and fund accounting fees	3,439
Transfer agent fees	1,508
Distributor fees	1,139
Miscellaneous expenses	4,526
Total Expenses	38,496
Investment advisory and administrative fees waiver	(18,448)
Net Expenses	20,048
Net Investment Income	39,720
NET REALIZED AND UNREALIZED:
Net realized gain on investments in securities	124,617
Net change in unrealized appreciation/(depreciation) on investments
in securities	274,810
Net Realized and Unrealized Gain	399,427
Net Increase in Net Assets Resulting from Operations	$439,147

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	13

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period from April 1, 2014 (commencement of operations) to April 30, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$39,720
Net realized gain on investments in securities	124,617
Net change in unrealized appreciation/(depreciation) on investments
in securities	274,810
Net increase in net assets resulting from operations	439,147
Dividends and distributions declared:
From net investment income:
Class N	(18)
Class I	(39,622)
Total dividends and distributions declared	(39,640)
Share transactions:
Proceeds from sales of shares	50,180,010
Net asset value of shares issued to shareholders for reinvestment of
dividends and distributions	140
Net increase in net assets resulting from share transactions	50,180,150
Total increase in net assets	50,579,657

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income of $80)	$50,579,657

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

For the period from April 1, 2014 (commencement of operations) to April 30, 2014
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.01
Net realized and unrealized gain	0.09
Total income from investment operations	0.10
Less dividends and distributions:
From net investment income	(0.01)
Total dividends and distributions	(0.01)
Net asset value, end of period	$10.09
Total return	0.97%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$0 [2]
Ratio of expenses to average net assets before reductions	1.15%[3]
Fee waiver	0.50%[3,4]
Ratio of expenses to average net assets after reductions	0.65%[3]
Ratio of net investment income to average net assets	1.23%[3]
Portfolio turnover rate	23%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $500,000
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the period ended April 30, 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on May 1, 2015, unless it is renewed by all parties to the agreement. For the period ended April 30, 2014 the waived fees were $8.
[5]	Represents Fund portfolio turnover for the period ended April 30, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2014	15

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

For the period from April 1, 2014 (commencement of operations) to April 30, 2014
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.01
Net realized and unrealized gain	0.08
Total income from investment operations	0.09
Less dividends and distributions:
From net investment income	(0.01)
Total dividends and distributions	(0.01)
Net asset value, end of period	$10.08
Total return	0.88%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$51
Ratio of expenses to average net assets before reductions	0.96%[2]
Fee waiver	0.46%[2,3]
Ratio of expenses to average net assets after reductions	0.50%[2]
Ratio of net investment income to average net assets	0.99%[2]
Portfolio turnover rate	23%[4]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for the period ended April 30, 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on May 1, 2015, unless it is renewed by all parties to the agreement. For the period ended April 30, 2014 the waived fees were $18,440.
[4]	Represents Fund portfolio turnover for the period ended April 30, 2014.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers both Class N shares and Class I shares. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the
FINANCIAL STATEMENT APRIL 30, 2014	17

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $18 and $39,622 to Class N and Class I shares, respectively, during the period ended April 30, 2014.
18

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

F.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
G.	“Disclosures about Offsetting Assets and Liabilities”. The Fund has adopted Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” and ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Management has determined that there is no impact to the financial statements.
3.	Recent Accounting Pronouncements. In June 2013, the FASB issued Accounting Standard Update No. 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s
FINANCIAL STATEMENT APRIL 30, 2014	19

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

investment advisory fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the period ended April 30, 2014, the Fund incurred $16,037 for services under the Agreement.

B.	Investment Advisory and Administrative Fee Waivers. Effective April 1, 2014 (commencement of operations), the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on May 1, 2015, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the period ended April 30, 2014, the SID waived fees in the amount of $8 and $18,440 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the period ended April 30, 2014, Class N Shares of the Fund incurred $2 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the period ended April 30, 2014, the Fund incurred $3,439 in custody and fund accounting fees. As of April 30, 2014, these fees for the Fund were not reduced as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the period ended April 30, 2014, was $0.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 2014, the Fund incurred $4,006 in non-interested Trustee compensation and reimbursements.
20

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

5.	Investment Transactions. For the period ended April 30, 2014, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $64,245,149 and $12,245,010, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the period ended April 30, 2014*
	Shares	Dollars
Class N
Shares sold	2,498	$25,010
Shares issued in connection with reinvestments of dividends	2	18
Net increase	2,500	$25,028
Class I
Shares sold	5,015,493	$50,155,000
Shares issued in connection with reinvestments of dividends	12	122
Net increase	5,015,505	$50,155,122

*	The period represented is from April 1, 2014 (commencement of operations) to April 30, 2014.
7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk).

FINANCIAL STATEMENT APRIL 30, 2014	21

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (unaudited)

Additionally, the Fund may invest more than 25% of total assets in municipal obligations relating to similar types of projects and, as a result, the Fund may be more sensitive to adverse economic, business or political developments (concentration risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
22

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 (commencement of operations) to April 30, 2014).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2014	23

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2014	Ending Account Value April 30, 2014	Expenses Paid During Period April 1, 2014 to April 30, 2014[1]
Class N
Actual	$1,000	$1,010	$0.52
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value April 1, 2014	Ending Account Value April 30, 2014	Expenses Paid During Period April 1, 2014 to April 30, 2014[1]
Class I
Actual	$1,000	$1,009	$0.40
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
24

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2014 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in-person meeting on March 6, 2014, to consider the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. In approving the Agreement at that time, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meetings specifically held to address the Agreement, and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel operations and related performance. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) at its December 10, 2013 meeting regarding the responsibilities of trustees for the approval of investment advisory agreements and reviewed those responsibilities at this meeting. In addition, the Board met in executive session outside the presence of Fund management. The following is a summary of the factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Pursuant to the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information specific to the Fund during the in-person meeting held on March 6, 2014, regarding the nature, extent and quality of services to be provided by the Investment Adviser. The Board also considered information received during the year regarding the nature, extent and quality of services provided to the existing series of the Trust, including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Trust and to be dedicated to the Fund, noting that BBH would also provide administrative, custody, accounting and shareholder services to the Fund.

FINANCIAL STATEMENT APRIL 30, 2014	25

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2014 (unaudited)

In examining the nature, extent and quality of the services to be provided pursuant to the Agreement, the Board considered the services historically provided by the Investment Adviser to the Trust’s existing series and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Investment Adviser’s investment management responsibilities for the Fund would be substantially similar to those provided to the Trust’s existing series, including its investment management philosophy and technique and its methods, to ensure compliance with the investment objectives, policies and restrictions of the Fund.

The Board considered and was satisfied with the qualifications and expertise of the portfolio management team that would be responsible for the management of the Fund. Based on the totality of the information considered, the Board concluded that the Investment Adviser had sufficient resources and experience to provide advisory services to the Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the Investment Adviser.

The Board then considered the proposed fees payable under the Agreement with respect to the services to be provided to the Fund by the Investment Adviser. The Board also considered and reviewed the fee waiver arrangement for the Fund and considered the proposed fee rates, after taking into account the waiver. Additionally, the Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the proposed fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. In view of industry peers and in light of the services proposed to be rendered, the Board concluded that the proposed advisory and administration fee appeared to be reasonable.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST
April 30, 2014 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENT APRIL 30, 2014	27

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued)
April 30, 2014 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2014	29

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005 (800) 575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory
Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended October 31, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz___

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz___

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: July 9, 2014

By: (Signature and Title)

/s/ Charles H. Schreiber_

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 9, 2014